United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: 11/30/16

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2016
Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX
R6	FSBLX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2015 through November 30, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2016, was -0.68%, -1.46%, -1.44%, -1.12%, -0.37%, and -0.57% for the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares,1 respectively. The total return of the Fund's Blended Index2,3 was 3.62%, and the total return of the Morningstar World Allocation Funds Average (MWAFA)4 was 2.53% for the same period. The Fund's Blended Index was composed of 60% of the return of the MSCI All Country World Index (MSCI ACWI) and 40% of the return of the Bloomberg Barclays Global Aggregate Index. The Fund's and MWAFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of any index.
The Fund's investment strategy focused on: (a) core security selection strategies; and (b) tactical allocation strategies. These were the most significant factors affecting the Fund's performance relative to the Blended Index.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Equities
Equity markets started the reporting period under pressure, as investors braced for the first interest rate hike from the Federal Reserve (the “Fed”) since 2006. Markets continued to slide after the rate hike, as the Fed's post-meeting communications indicated the committee's expectation for four more rate hikes in 2016. This pushed the U.S. dollar higher, energy prices lower and bond spreads wider. Combined with renewed concerns out of China, the stock market opened 2016 with its worst start in history. Markets eventually bottomed in February, as the Fed aggressively walked back expectations for further rate hikes in 2016. This allowed markets to rally sharply into June, when the impending U.K. referendum on exiting the European Union (EU) (“Brexit”) once again weighed on investor sentiment. When the British officially voted to leave the EU, equity markets experienced a sharp, but short-lived, drop before rallying to new highs on expectations of further liquidity support from the European Central Bank. Markets took one last pause heading into the U.S. election. Despite having a wide lead in the polls in the late summer months, Hillary Clinton's lead began to erode heading into Election Day, giving market participants reason for caution. Similar to the Brexit experience, despite polls that continued to point slightly in favor of a Clinton victory, Donald Trump emerged as the surprise victor in the U.S. election, with consolidated Republican control of Congress. Again, markets experienced a
Annual Shareholder Report

sharp, but extremely brief, sell-off before again marching to new highs on expectations of more favorable fiscal and regulatory policy in a Trump presidency.
All told, the U.S. equity market performed particularly well, with the S&P 500 Index5 up 8.06% for the reporting period. Within the U.S., small-caps outperformed large-caps, with the Russell 2000® Index6 up 12.08%, performing particularly well in the post-election period. Within the large-cap space, as measured by the S&P 500 Index, the early part of the period was marked by strength in dividend-related stocks and defensive sectors. This, however, reversed in the latter part of the period, with cyclical sectors outperforming.
International developed markets7 lagged, and ultimately finished lower. For the reporting period, the MSCI EAFE Index8 returned -3.66%. Once again, Japan outperformed Europe, with the MSCI Japan Index9 up 1.72% and the MSCI Europe Index10 down -7.80%. The Canadian market, as measured by the MSCI Canada Index,9 performed particularly well, finishing up 13.77%. Canada benefited from a rebound in energy prices late in the period.
Emerging markets11 outperformed their developed counterparts. Brazil, as measured by the MSCI Brazil Index,9 experienced a sharp rebound, with a total return of 56.49% for the reporting period. Brazil benefited from a new government, structural reforms and a rebound in commodity prices. Similarly, Russia, as measured by the MSCI Russia Index,9 benefited from higher energy prices, and returned 23.54% for the reporting period. China and India also had positive results, with 3.83% and 1.06% returns, respectively.9 One notable exception to the emerging market strength was Mexico, which was often a target of President-Elect Trump's campaign rhetoric. The MSCI Mexico Index9 was down -14.27% for the reporting period.
On the currency front, the U.S. Dollar, as measured by the U.S. Dollar Index,12 continued to strengthen, up 1.33% for the period. The dollar index fell 7.53% into late April, before having a strong 9.58% rebound at the end of the reporting period.
Fixed Income13
During the reporting period, interest rates were quite volatile, as the deflationary narrative in the first half gave way to a reflationary narrative in the second half. The bellwether 10-year Treasury yield, for example, reached a low of 1.36% in the summer, but has since then moved much higher, sitting at 2.55% at the end of the reporting period. Despite the huge trading range, Treasury yields rose only modestly from their year-end 2015 levels and the Treasury Index only generated a very small positive return.
There were expectations that U.S. credit markets could finish 2016 with the best returns in many years - most credit asset classes produced strong returns through the end of the reporting period, with high-yield14 bonds posting double-digit gains. The seminal political events of Brexit and the U.S. presidential election caused some uncertainty in 2016 but were not enough
Annual Shareholder Report

to destabilize markets for an extended period. The strong credit rally that started back in February 2016 can be partially explained by the massive global reach for yield driven by low rates and easy central bank liquidity. For the riskiest parts of credit, these returns were amplified by the commodities rally that represented a material fundamental positive factor for stressed producers. Also, to some extent, returns across sectors reflected corrections of mis-valuations as of the start of 2016. For example, credit spreads were pricing in too much recession risk premium, and rate markets were underpricing term premium and inflation expectations.
Fund Performance
Amongst the Fund's core strategies, the International Stock Selection Strategy and the Domestic Small Cap Strategy were the best performers. Within the International Stock Selection Strategy, performance was driven by stock selection in Japan and Switzerland. In the Domestic Small Cap Strategy, stock selection in semiconductors & semi equipment, software & services and tech hardware & equipment was particularly beneficial.
On the other side of the ledger, the Domestic Industry Group Strategy and the Best Ideas Strategy detracted from Fund performance. In the Domestic Industry Group Strategy, stock selection in Energy and stock selection and an overweight position in Transportation hurt Fund performance. In the Best Ideas Strategy, stock selection in Industrials, Health Care and Financials negatively affected Fund performance.
The Fund's tactical allocation strategies detracted from Fund performance for the reporting period. Asset class tilts, particularly in the first half of the reporting period, negatively impacted Fund performance. The Global Country Equity, Global Country Fixed Income and Global Currency strategies were also net detractors, although, the Global Country Equity Strategy rebounded solidly in the last half of the reporting period.
1	The Fund's R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's A Shares adjusted to reflect the expenses of R6 Shares for each year for which the Fund's R6 expenses would have exceeded the actual expenses paid by the Fund's A Shares.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
3	The Fund's broad-based security market indexes are the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, which had total returns of 8.06% and 2.17%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.
4	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MWAFA.
5	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.*
Annual Shareholder Report

7	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
8	The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.*
9	The MSCI country indexes are designed to measure the performance of the large- and mid-cap segments of the respective country's market. The index covers approximately 85% of the free float-adjusted market capitalization in each country.*
10	The MSCI Europe Index captures large- and mid-cap representation across 15 developed markets countries in Europe.*
11	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
12	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies.*
13	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
14	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Allocation Fund from November 30, 2006 to November 30, 2016, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Barclays Global Aggregate Index (BBGA) (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),3 the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)4 and the Morningstar World Allocation Funds Average (MWAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2016
■	Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-6.13%	5.01%	3.41%
Class B Shares	-6.83%	5.02%	3.34%
Class C Shares	-2.41%	5.41%	3.20%
Class R Shares	-1.12%	5.76%	3.54%
Institutional Shares[6]	-0.37%	6.53%	4.16%
Class R6 Shares[7]	-0.57%	6.24%	4.01%
Blended Index	3.62%	5.56%	3.73%
S&P 500	8.06%	14.45%	6.89%
BBAB	2.17%	2.43%	4.27%
MWAFA	2.53%	4.91%	2.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BBGA. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BBGA is a measure of global investment grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. Effective August 24, 2016, the name changed from “Barclays Global Aggregate Bond Index” to “Bloomberg Barclays Global Aggregate Bond Index.” The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name changed from “Barclays U.S. Aggregate Bond Index” to “Bloomberg Barclays U.S. Aggregate Bond Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6	The Fund's Institutional Shares commenced operations on June 12, 2009. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
7	The Fund's R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's A Shares adjusted to reflect the expenses of R6 Shares for each year for which the Fund's R6 expenses would have exceeded the actual expenses paid by the Fund's A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2016, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	30.2%
International Equity Securities	23.1%
Corporate Debt Securities	14.3%
Foreign Debt Securities	12.3%
Mortgage-Backed Securities[3]	4.0%
U.S. Treasury and Agency Securities	2.6%
Trade Finance Agreements	1.0%
Asset-Backed Securities	0.9%
Collateralized Mortgage-Backed Obligations	0.8%
Floating Rate Loan	0.8%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities[4]	0.0%
Other Security Type[5]	6.5%
Derivative Contracts[6]	0.2%
Cash Equivalents[7]	2.3%
Other Assets and Liabilities—Net[8]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Type consists of exchange-traded funds and purchased call options.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2016, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	18.2%
Consumer Discretionary	13.5%
Industrials	13.4%
Information Technology	13.4%
Health Care	11.6%
Consumer Staples	7.1%
Energy	5.6%
Materials	4.8%
Utilities	4.4%
Telecommunication Services	4.1%
Real Estate	3.9%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2016
Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—53.2%
		Consumer Discretionary—7.2%
8,935	[1]	AMC Networks, Inc.	$$493,659
3,811		Adidas AG	561,677
10,400		Aisin Seiki Co.	452,294
3,053	[1]	Amazon.com, Inc.	2,291,490
3,877	[1]	Apollo Education Group, Inc.	36,560
12,969		Aristocrat Leisure Ltd.	143,529
694	[1]	Asbury Automotive Group, Inc.	40,773
45,885		Barratt Developments PLC	268,437
753	[1]	Belmond Ltd.	9,751
3,028		Bloomin' Brands, Inc.	56,321
74		Bob Evans Farms, Inc.	3,304
1,787	[1]	Burlington Stores, Inc.	157,113
1,690	[1]	Caesars Entertainment Corp.	12,675
1,938		Caleres, Inc.	63,450
5,242		Callaway Golf Co.	63,690
415		Cato Corp., Class A	12,284
69,236	[1]	Clear Channel Outdoor Holdings, Inc., Class A	377,336
851		Clubcorp Holdings, Inc.	11,063
16,880		Comcast Corp., Class A	1,173,329
15,317		Compass Group PLC	262,231
3,004		Continental Ag	535,258
373		Cooper Tire & Rubber Co.	14,286
595		Core Mark Holding Co., Inc.	21,723
333		Daimler AG	22,126
3,729		Dana Holding Corp.	62,983
4,533	[1]	Denny's Corp.	54,804
34,489		Dixons Carphone PLC	142,749
6,832		Dollarama, Inc.	508,141
6,245		Dominos Pizza Enterprises Ltd.	312,902
627		Drew Industries, Inc.	65,898
941	[1]	Etsy, Inc.	11,668
279	[1]	Express, Inc.	3,727
5,189		Ferrari NV	284,097
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
52,321		Ford Motor Co.	$625,759
5,300		Fuji Heavy Industries	221,125
936	[1]	G-III Apparel Group Ltd.	25,422
125,275		GKN PLC	485,131
666		GNC Holdings, Inc.	9,624
9,505		Gentex Corp.	175,747
800		Hakuhodo DY Holdings, Inc.	9,407
117,558		Harvey Norman Holdings Ltd.	412,775
9,732		Home Depot, Inc.	1,259,321
7		Husqvarna AB, Class B	52
39	[1]	IRobot Corp.	2,223
103,229		ITV PLC	216,781
16,000		Iida Group Holdings Co. Ltd.	314,393
15,191		International Game Technology PLC	391,624
4,000		Isuzu Motors Ltd.	48,422
679		Jack in the Box, Inc.	70,630
1,883		KB Home	29,827
52,232		Kingfisher PLC	230,389
4,155		L Brands, Inc.	291,764
4,411	[1]	La Quinta Holdings, Inc.	53,550
1,956		La-Z-Boy, Inc.	52,323
17,462		Lagardere SCA	429,107
350,000		Li & Fung Ltd.	153,198
6,326	[1]	Liberty Broadband Corp., Class A	439,847
3,516	[1]	Liberty Interactive Corp. QVC Group	72,816
631	[1]	Liberty Media Group, Class C	19,656
758	[1]	Liberty Sirius Group, Class C	27,106
10,556		Linamar Corp.	406,586
7,199		Lowe's Cos., Inc.	507,889
256		Luxottica Group S.p.A	13,339
7,461	[1]	MGM Resorts International	214,205
1,340	[1]	MSG Networks, Inc.	27,403
13,847		Magna International, Inc.	559,529
779		Marriott Vacations Worldwide Corp.	60,482
10,900		Marui Group Co. Ltd.	153,144
8,536		McDonald's Corp.	1,018,089
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
168		Meredith Corp.	$9,332
35,300		Mitsubishi Motors Corp.	165,962
2,331	[1]	Mohawk Industries, Inc.	460,233
227	[1]	NVR, Inc.	362,065
3,879	[1]	NetFlix, Inc.	453,843
4,276		New York Times Co., Class A	55,588
924		Nexstar Broadcasting Group, Inc., Class A	55,117
6,200		Nissan Motor Co. Ltd.	58,277
1,673		Nutri/System, Inc.	61,483
1,509	[1]	Ollie's Bargain Outlet Holdings, Inc.	45,345
317		PVH Corp.	33,583
64,600		Panasonic Corp.	671,322
126		Pandora A/S	14,963
2,757	[1]	Party City Holdco, Inc.	44,250
9,218		Penske Automotive Group, Inc.	460,070
4,356		Persimmon PLC	92,318
1,303	[1]	Pinnacle Entertainment, Inc.	17,760
8,977		ProSiebenSat.1 Media SE	308,240
9,144		Realestate.com.au Ltd.	348,130
9,368		SES SA	202,495
627,000		SJM Holdings Ltd.	506,884
54,400		Sands China Ltd.	267,251
12,700		Sankyo Co. Ltd.	405,391
8,100		Sega Sammy Holdings, Inc.	122,467
6,100		Sekisui House Ltd.	101,263
1,800		Shimamura Co. Ltd.	215,334
32	[1]	Shutterfly, Inc.	1,621
1,894	[1]	Smith & Wesson Holding Corp.	44,187
1,536		Sonic Corp.	40,090
16,400		Sony Corp.	472,327
6,686		Starbucks Corp.	387,587
358		Sturm Ruger & Co., Inc.	18,401
11,000		Suzuki Motor Corp.	360,935
5,893		TJX Cos., Inc.	461,658
47,333		Taylor Woodrow PLC	87,482
2,529	[1]	Tile Shop Hldgs., Inc.	50,706
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
11,800		Toho Co. Ltd.	$343,135
15,900		Toyoda Gosei Co. Ltd.	351,446
10,800		Toyota Motor Corp.	635,990
2,784	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	722,448
2,827		Vail Resorts, Inc.	447,797
893	[1]	Vista Outdoor, Inc.	35,854
29,866		Vivendi SA	566,432
50		Volkswagen AG	6,841
16,980		WPP PLC	363,083
7,159		Walt Disney Co.	709,600
4,401		Whirlpool Corp.	714,898
3,496	[1,2,3]	Zalando SE	130,279
		TOTAL	30,051,776
		Consumer Staples—3.8%
2,767		Alimentation Couche-Tard, Inc., Class B	127,690
1,690		Altria Group, Inc.	108,042
386		Andersons, Inc.	15,189
1,628		Anheuser-Busch InBev NV	169,162
4,725		Archer-Daniels-Midland Co.	204,262
17,170	[1]	Blue Buffalo Pet Products, Inc.	402,293
10,098		British American Tobacco PLC	553,769
5,508		Brown-Forman Corp., Class B	249,788
8,091		CVS Health Corp.	622,117
1,012		Cal-Maine Foods, Inc.	41,188
783		Calavo Growers, Inc.	42,243
134	[1]	Central Garden & Pet Co., Class A	3,668
501		Church and Dwight, Inc.	21,939
10,960	[1]	Coca-Cola HBC AG	232,702
676		Colgate-Palmolive Co.	44,095
16,861		ConAgra Foods, Inc.	618,630
11,135		Coty, Inc., Class A	208,336
2,733		Dean Foods Co.	54,277
32,926		Diageo PLC	824,562
4,534		Energizer Holdings, Inc.	203,441
529		Fresh Del Monte Produce, Inc.	32,803
1,667	[1]	Herbalife Ltd.	81,733
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
3,523		Ingredion, Inc.	$413,530
7,800		Japan Tobacco, Inc.	271,427
28,745		Koninklijke Ahold Delhaize NV	566,961
7,253		Kraft Heinz Co. (The)	592,207
5,620	[1]	Lamb Weston Holdings, Inc.	188,158
49		Lancaster Colony Corp.	6,640
4,619		Marine Harvest ASA	83,186
9,804		Metro, Inc.	298,579
4,774		Molson Coors Brewing Co., Class B	467,995
16,861		Nestle SA	1,134,349
3,675		Nu Skin Enterprises, Inc.	191,761
13,642		Orkla ASA	121,464
2,029		PepsiCo, Inc.	203,103
1,607	[1]	Performance Food Group Co.	33,908
7,441		Philip Morris International, Inc.	656,891
6,501		Pinnacle Foods, Inc.	322,190
5,841	[1]	Post Holdings, Inc.	445,843
12,950		Procter & Gamble Co.	1,067,857
81		Sanderson Farms, Inc.	6,533
13,939		Saputo, Inc.	471,413
11,010		Sysco Corp.	586,282
13,257		The Coca-Cola Co.	534,920
30,695		Treasury Wine Estates Ltd.	244,998
6,740		Tyson Foods, Inc., Class A	382,899
2,906	[1]	US Foods Holding Corp.	66,431
484	[1]	USANA Health Sciences, Inc.	29,500
2,082		Unilever N.V. - CVA	83,281
192		WD 40 Co.	20,717
12,351		Wal-Mart Stores, Inc.	869,881
324		Walgreens Boots Alliance, Inc.	27,452
113,827		William Morrison Supermarkets PLC	309,764
13,600		Yamazaki Baking Co. Ltd.	272,137
		TOTAL	15,834,186
		Energy—3.0%
103,999		BP PLC	603,325
9,489		Baker Hughes, Inc.	610,427
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
23,675		CONSOL Energy, Inc.	$487,232
2,228		CVR Energy, Inc.	37,274
14,701		Chevron Corp.	1,640,044
3,259		Delek US Holdings, Inc.	65,538
87		EOG Resources, Inc.	8,919
15,721		Exxon Mobil Corp.	1,372,443
352	[1]	FMSA Holdings, Inc.	3,390
1,979		Green Plains, Inc.	53,631
21,907		Halliburton Co.	1,163,043
21,300		Idemitsu Kosan Co. Ltd.	488,989
2,100		Inpex Corp.	20,708
11,932		Marathon Petroleum Corp.	561,043
8,626	[1]	McDermott International, Inc.	59,347
11,644		Neste Oyj	478,209
3,585		Nordic American Tanker Shipping Ltd.	30,759
476		OMV AG	15,418
108	[1]	PDC Energy, Inc.	8,041
8,106	[1]	Parsley Energy, Inc.	309,244
21,837		Petrofac Ltd.	217,748
24,858		RPC, Inc.	499,149
21,716		Royal Dutch Shell PLC, Class B	579,471
342		Schlumberger Ltd.	28,745
106,444		Snam SpA	411,518
10,645		Suncor Energy, Inc.	339,011
7,878		Technip SA	548,860
48,000		TonenGeneral Sekiyu KK	462,571
6,585		Total SA	315,179
460		US Silica Holdings, Inc.	23,281
9,124		Valero Energy Corp.	561,673
2,120		Western Refining, Inc.	76,044
9,722		World Fuel Services Corp.	432,240
		TOTAL	12,512,514
		Financials—9.7%
12,181		AGEAS	454,627
16,800		AIA Group Ltd.	102,301
82		Argo Group International Holdings Ltd.	5,203
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
31,575		AXA SA	$743,922
5,945		Admiral Group PLC	141,404
14,442		Aegon N.V.	73,361
6,262		Allianz SE	994,123
15,428		Allstate Corp.	1,078,726
25,364		Ally Financial, Inc.	492,569
520	[1]	Ambac Financial Group, Inc.	12,740
5,024		Ameriprise Financial, Inc.	573,791
196		Amerisafe, Inc.	12,456
144,000		Aozora Bank Ltd.	500,968
3,723		Astoria Financial Corp.	60,871
155,500		BOC Hong Kong (Holdings) Ltd.	584,598
207		Banco Bilbao Vizcaya Argentaria SA	1,278
9,370		Banco Santander SA	42,761
2,226		Bancorpsouth, Inc.	63,552
11,875		Bank Hapoalim Ltd.	71,393
69,932	[1]	Bank Leumi Le-Israel	284,438
103,218		Bank of America Corp.	2,179,964
3,975		Bank of Montreal	261,972
5,077		Bank of Nova Scotia	280,212
22,412		Bankia SA	19,935
33,212		Barclays PLC	89,640
5,938	[1]	Berkshire Hathaway, Inc., Class B	934,879
822		Blackrock, Inc.	304,789
1,264	[1]	BofI Holding, Inc.	29,868
4,070		Boston Private Financial Holdings	61,050
4,144		CNO Financial Group, Inc.	74,178
28,177		CNP Assurances	494,836
3,239		CVB Financial Corp.	67,274
6,403		CYS Investments, Inc.	51,480
8,497		Canadian Imperial Bank of Commerce	670,373
5,541		Capstead Mortgage Corp.	57,294
1,837		Cathay Bancorp, Inc.	64,479
1,099		Chemical Financial Corp.	57,016
79,000		Chiba Bank Ltd.	481,157
18,638		Citigroup, Inc.	1,050,997
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
1,500		Colony Capital, Inc., Class A	$30,765
3,802		Commonwealth Bank of Australia, Sydney	221,172
31,100		Concordia Financial Group Ltd.	147,023
159,446		Corp Mapfre SA	478,238
48,154		Credit Agricole SA	540,938
36,000		Daiwa Securities Group, Inc.	221,409
11,113		Danske Bank	323,962
55,700		Direct Line Insurance Group PLC	241,727
10,112		Discover Financial Services	685,290
3,448		DnB ASA	50,916
1,446	[1]	E*Trade Financial Corp.	49,902
11,354		East West Bancorp, Inc.	543,630
2,374		Erste Group Bank AG	66,022
3,023		EverBank Financial Corp.	58,344
4,346		FNB Corp.	66,407
1,221	[1]	FNFV Group	15,629
1,884		First American Financial Corp.	71,102
2,844		First Midwest Bancorp, Inc.	69,052
107,000		Fukuoka Financial Group, Inc.	473,457
17,504		Gjensidige Forsikring ASA	280,371
1,360		Great Western Bancorp, Inc.	54,400
1,412		Great-West Lifeco, Inc.	37,168
203		Groupe Bruxelles Lambert SA	16,663
104,621		HSBC Holdings PLC	831,488
4,439		Hannover Rueck SE	470,859
5,754		Hanover Insurance Group, Inc.	498,239
6,818		Hartford Financial Services Group, Inc.	321,264
2,740		Home Bancshares, Inc.	70,884
3,393		Hope Bancorp, Inc.	67,521
19,875		ICAP PLC	121,080
493		Iberiabank Corp.	40,845
6,687		Industrial Alliance Insurance & Financial Services, Inc.	283,499
586		Intact Financial Corp.	40,788
24,451		Intesa Sanpaolo SpA	54,018
3,848		Invesco Mortgage Capital, Inc.	57,335
5,508		Investors Bancorp, Inc., New	74,578
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
29,948		JPMorgan Chase & Co.	$2,400,931
313	[1]	Julius Baer Group Ltd.	13,832
715		Kearny Financial Corp.	10,832
803		LegacyTexas Financial Group, Inc.	31,526
100,986		Legal & General Group PLC	296,811
7,159	[1]	MBIA, Inc.	74,382
6,545	[1]	MGIC Investment Corp.	59,363
2,736	[1]	MTGE Investment Corp.	45,691
6,106		Macquarie Group Ltd.	377,663
18,585		Morgan Stanley	768,676
17,868		NN Group NV	573,305
1,485		National Bank of Canada, Montreal	55,628
3,389	[1]	Nationstar Mortgage Holdings, Inc.	57,545
29,075		Navient Corp.	500,962
1,332		New Residential Investment Corp.	20,579
68,100		Nomura Holdings, Inc.	372,815
62,480		Nordea Bank AB	656,065
3,576		Northwest Bancshares, Inc.	64,976
228,021		Old Mutual PLC	539,909
783		Old National Bancorp.	13,350
1,700		Oversea-Chinese Banking Corp. Ltd.	10,742
4,887		PNC Financial Services Group	540,209
1,044		Partners Group Holding AG	506,172
2,334		Pennymac Mortgage Investment Trust	37,998
104,295		Platinum Asset Management Ltd.	423,417
2,576		Popular, Inc.	104,714
1,146		Primerica, Inc.	81,022
1,240		PrivateBancorp, Inc.	58,007
15,901		Progressive Corp. Ohio	529,503
12,517		Prudential Corp. PLC	241,844
42,304		RSA Insurance Group PLC	286,091
4,257		Radian Group, Inc.	61,982
350		Raiffeisen Bank International AG	6,375
3,595		RenaissanceRe Holdings Ltd.	469,363
18,114		Royal Bank of Canada, Montreal	1,174,248
14,714		Scor Regroupe	467,293
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
52,409		Skand Enskilda BKN, Class A	$521,970
9,141		Societe Generale, Paris	392,000
22,700		Sony Financial Holdings, Inc.	336,238
3,320		Sterling Bancorp	75,530
443		Sun Life Financial Services of Canada	17,010
40		Svenska Handelsbanken AB, Class A	555
12,508		Synchrony Financial	432,277
13,420		TD Ameritrade Holding Corp.	550,354
14,167		The Bank of New York Mellon Corp.	671,799
5,140		The Travelers Cos, Inc.	582,619
64,492		Three I Group	555,677
4,800		Tokio Marine Holdings, Inc.	211,112
17,966		Toronto-Dominion Bank	850,219
1,013		Trustmark Corp.	34,148
263		U.S. Bancorp	13,050
8,758		UBS Group AG	139,291
576		United Financial Bancorp, Inc.	9,723
23,151		United Mizrahi Bank Ltd.	324,220
5,100		United Overseas Bank Ltd.	72,476
882		Universal Insurance Holdings, Inc.	21,168
759	[1]	Walker & Dunlop, Inc.	22,307
25,498		Wells Fargo & Co.	1,349,354
3,437		Westpac Banking Corp. Ltd.	79,734
		TOTAL	40,399,112
		Health Care—6.2%
14,337		AbbVie, Inc.	871,690
4,014	[1]	Actelion Ltd.	771,316
3,695		Aetna, Inc.	483,454
8,381	[1]	Agios Pharmaceuticals, Inc.	487,858
1,737	[1]	Alexion Pharmaceuticals, Inc.	212,939
13,000		Alfresa Holdings Corp.	210,219
908		Allergan PLC	176,424
1,040	[1]	Amedisys, Inc.	41,070
6,579		Amgen, Inc.	947,837
335	[1]	Amphastar Pharmaceuticals, Inc.	6,790
4,574		Anthem, Inc.	651,932
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,419	[1]	Array BioPharma, Inc.	$11,487
609		AstraZeneca PLC	31,493
6,430		Baxter International, Inc.	285,299
1,406		Bayer AG	131,952
15,060		Bristol-Myers Squibb Co.	849,986
18,134		Bruker Corp.	411,280
2,020		CIGNA Corp.	272,175
8,782		CSL Ltd.	634,782
1,267	[1]	Cambrex Corp.	63,477
155		Cardinal Health, Inc.	11,007
2,529	[1]	Catalent, Inc.	60,519
4,405	[1]	Celgene Corp.	522,037
4,857		Cochlear Ltd.	424,528
61		Coloplast, Class B	3,865
193	[1]	Cotiviti Holdings, Inc.	5,749
1,050	[1]	Cynosure, Inc., Class A	47,618
22,500		Daiichi Sankyo Co. Ltd.	475,792
4,736		Danaher Corp.	370,213
1,200	[1,4,5]	Dyax Corp., CVR	1,332
1,339	[1]	Emergent Biosolutions, Inc.	35,832
6,307	[1]	Express Scripts Holding Co.	478,575
2,626	[1]	FibroGen, Inc.	58,166
8,575		Fresenius SE & Co KGaA	615,416
89		Galenica Holding AG	94,103
364	[1]	Genmab A/S	62,885
1,703	[1]	Genomic Health, Inc.	51,822
7,078		Gilead Sciences, Inc.	521,649
45,270		GlaxoSmithKline PLC	844,926
4,583	[1]	HCA Holdings, Inc.	324,889
590	[1]	HMS Holdings Corp.	10,809
1,553	[1]	Haemonetics Corp.	61,545
164	[1]	Halozyme Therapeutics, Inc.	1,937
1,637	[1]	Halyard Health, Inc.	60,815
1,810	[1]	Healthways, Inc.	41,992
2,781	[1]	Henry Schein, Inc.	414,258
3,089		Humana, Inc.	656,845
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,252	[1]	INC Research Holdings, Inc., Class A	$61,974
716	[1]	Illumina, Inc.	95,328
1,516	[1]	Impax Laboratories, Inc.	21,906
5,306	[1]	Incyte Genomics, Inc.	542,751
2,719	[1]	Intercept Pharmaceuticals, Inc.	274,945
7,741		Johnson & Johnson	861,573
164		Kindred Healthcare, Inc.	1,091
7,465		Lilly (Eli) & Co.	501,051
1,357		Lonza AG	242,383
673	[1]	MacroGenics, Inc.	17,451
1,076	[1]	Magellan Health, Inc.	78,333
7,900		Medipal Holdings Corp.	112,925
7,511		Medtronic PLC	548,378
10,079		Merck & Co., Inc.	616,734
1,894	[1]	Merit Medical Systems, Inc.	44,604
5,878	[1]	MiMedx Group, Inc.	55,723
11,300		Mitsubishi Tanabe Pharma Corp.	214,921
1,038	[1]	Natus Medical, Inc.	41,364
15,022		Nova Nordisk AS, Class B	507,167
11,159		Novartis AG - REG	767,936
1,074	[1]	Nxstage Medical, Inc.	26,549
737	[1]	Omnicell, Inc.	26,421
1,003	[1]	PRA Health Sciences, Inc.	53,881
1,035	[1]	Parexel International Corp.	61,065
31,014		Pfizer, Inc.	996,790
1,959	[1]	PharMerica Corp.	47,114
13,541	[1]	Premier, Inc.	408,126
132	[1]	Prestige Brands Holdings, Inc.	6,279
4,002		Quality Systems, Inc.	52,506
5,727	[1]	Quintiles Transnational Holdings, Inc.	440,005
748	[1]	Regeneron Pharmaceuticals, Inc.	283,672
1,813	[1]	Repligen Corp.	58,379
1,540		Roche Holding AG-GENUSSCHEIN	342,447
6,363		Roche Holding AG-GENUSSCHEIN	1,414,929
4,418		Sanofi	355,607
4,765		Shire PLC	277,441
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
2,306	[1]	Supernus Pharmaceuticals, Inc.	$49,694
282	[1]	Surgical Care Affiliates, Inc.	11,858
1,600		Taisho Pharmaceutical Holdings Co. Ltd.	138,688
6,899		UnitedHealth Group, Inc.	1,092,250
257	[1]	Vertex Pharmaceuticals, Inc.	20,974
422	[1]	Wellcare Health Plans, Inc.	57,822
62	[1]	Wright Medical Group NV	1,428
		TOTAL	25,645,047
		Industrials—7.1%
1,665		AAR Corp.	61,422
13,856		ABB Ltd.	281,493
719		ABM Industries, Inc.	31,636
2,111		Actuant Corp.	54,780
4,595		Alaska Air Group, Inc.	378,031
30,720		Alfa Laval	459,565
939		Andritz AG	48,446
17,903		Ashtead Group PLC	351,012
49,556		BAE Systems PLC	372,337
9,927	[1]	BWX Technologies, Inc.	388,741
2,970	[1]	Babcock & Wilcox Enterprises, Inc.	47,342
23,147		Bollore SA	75,862
11,914		Boskalis Westminster N.V.	370,797
13,557		Bouygues SA	458,970
989		Brady (W.H.) Co.	36,346
121		Brenntag AG	6,341
290	[1]	Builders Firstsource, Inc.	3,207
9,145		Bunzl PLC	235,117
10,361		CIMIC Group Ltd.	236,180
10,581		Canadian National Railway Co.	707,422
2,000		Central Japan Railway Co.	331,254
1,548		Cintas Corp.	177,401
2,292	[1]	Continental Building Product, Inc.	51,341
4,633		DSV, De Sammensluttede Vognmad AS	208,627
49,000		Dai Nippon Printing Co. Ltd.	471,113
10,404		Delta Air Lines, Inc.	501,265
36,417		Deutsche Lufthansa AG	471,921
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
20,897		Deutsche Post AG	$652,633
2,191	[1]	DigitalGlobe, Inc.	70,441
18,555		Edenred	389,750
688		EnPro Industries, Inc.	41,830
4,000		Fanuc Ltd.	687,222
1,365		Geberit International AG	539,184
2,074		General Dynamics Corp.	363,676
23,595		General Electric Co.	725,782
389		HNI Corp.	20,527
1,273	[1]	Hawaiian Holdings, Inc.	65,369
7,243		Heico Corp., Class A	486,730
13,051	[1]	Herc Holdings, Inc.	518,647
3,571	[1]	Hertz Global Holdings, Inc.	89,918
1,880		Hillenbrand, Inc.	65,800
3,582		Hochtief AG	508,718
4,673		Huntington Ingalls Industries, Inc.	835,345
928,700		Hutchison Port Holdings TR-U	389,447
32,373		IMI PLC	391,656
4,965		Illinois Tool Works, Inc.	621,519
5,657		Ingersoll-Rand PLC	421,673
789		Insperity, Inc.	57,124
2,280		Interface, Inc.	39,672
5,340		Intertek Group PLC	219,157
17,700		JTEKT Corp.	290,172
3,100		Japan Airlines Co. Ltd.	92,658
295	[1]	Jet Blue Airways Corp.	5,927
51,000		Kamigumi Co. Ltd.	473,874
2,186		Knoll, Inc.	57,951
156		Kone Corp., OYJ, Class B	6,871
15,186		Koninklijke Philips NV	435,457
1,101		Korn/Ferry International	27,943
517		Kuehne & Nagel International AG - REG	67,399
3,214		L-3 Communications Holdings, Inc.	507,073
245	[1]	MOOG, Inc., Class A	17,108
3,545	[1]	MRC Global, Inc.	71,361
313		MSA Safety, Inc.	19,456
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
5,830		Manpower Group, Inc.	$497,940
18,734		Masco Corp.	592,931
2,053	[1]	Mastec, Inc.	77,911
4,058	[1]	Meritor, Inc.	51,212
1,807		Miller Herman, Inc.	58,727
1,796		Mueller Industries, Inc.	68,230
4,778		Mueller Water Products, Inc.	63,213
15,300		NGK Insulators Ltd.	298,511
1,845	[1]	NOW, Inc.	39,741
8,829		Osram Licht AG	449,627
5,788		Owens Corning, Inc.	297,387
4,016		Parker-Hannifin Corp.	557,943
695		Prysmian S.p.A	16,595
30,674		Qantas Airways Ltd.	75,037
576		R.R. Donnelley & Sons Co.	10,017
4,343		Raytheon Co.	649,452
9,212		Randstad Holdings N.V.	466,191
18,820		Relx PLC	323,132
19,055		Rexel SA	293,688
2,795	[1]	Rexnord Corp.	61,490
34,003		Royal Mail PLC	199,364
5,502		SNC-Lavalin Group, Inc.	233,138
864	[1]	SPX Corp.	21,107
2,522		Schindler Holding AG	446,917
6,100		Sembcorp Industries Ltd.	11,462
108,300		Sembcorp Marine Ltd.	104,806
11,000		Shimizu Corp.	102,684
1,425		Siemens AG	160,891
10,400		Singapore Technologies Engineering Ltd.	24,453
2,675		Skf B	47,975
1,899		SkyWest, Inc.	69,978
1,437		Smith (A.O.) Corp.	69,881
16,569		Smiths Group PLC	291,747
13,264		Southwest Airlines Co.	618,235
6,658		Stanley Black & Decker, Inc.	789,839
3,011		Steelcase, Inc., Class A	46,821
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
83,000		Sumitomo Heavy Industries	$512,066
1,676	[1]	Swift Transportation Co.	41,850
10,000		Taisei Corp.	72,982
27,000		Tobu Railway Co. Ltd.	130,753
54,000		Tokyu Corp.	408,449
9,320		Toro Co.	493,308
2,848	[1]	TriMas Corp.	61,090
524		Triumph Group, Inc.	14,567
182	[1]	TrueBlue, Inc.	3,813
3,248		Union Pacific Corp.	329,120
9,627		United Parcel Service, Inc.	1,115,962
2,220	[1]	Univar, Inc.	55,278
3,584		Vestas Wind Systems A/S	236,880
7,174		Volvo AB	76,403
4,563		Wolters Kluwer NV	163,955
9,066		Xylem, Inc.	467,624
7,400		Yamato Holdings Co. Ltd.	149,919
3,800		Yangzijiang Shipbuilding Holdings Ltd.	2,166
6,416		Zardoya Otis SA	50,116
		TOTAL	29,667,613
		Information Technology—7.1%
1,140	[1]	8x8, Inc.	15,561
2,384	[1]	ACI Worldwide, Inc.	44,366
434		AVX Corp.	6,592
194		Accenture PLC	23,169
1,745	[1]	Adobe Systems, Inc.	179,403
1,189	[1]	Advanced Energy Industries, Inc.	65,645
10,505	[1]	Advanced Micro Devices, Inc.	93,600
1,507		Alliance Data Systems Corp.	344,771
1,617	[1]	Alphabet, Inc., Class A	1,254,598
1,773	[1]	Alphabet, Inc., Class C	1,344,005
5,171	[1]	Amkor Technology, Inc.	61,121
27,307		Apple, Inc.	3,017,970
31,526		Applied Materials, Inc.	1,015,137
77,482	[2,3]	Auto Trader Group PLC	387,491
4,026	[1]	Bankrate, Inc.	41,267
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
2,165	[1]	Benchmark Electronics, Inc.	$61,378
134	[1]	Benefitfocus, Inc.	3,658
1,701		Broadcom Ltd.	290,004
24,200		Brother Industries Ltd.	424,105
16,905		CSRA, Inc.	541,129
364	[1]	Cavium, Inc.	20,759
21,306		Cisco Systems, Inc.	635,345
27,549	[1]	CommerceHub, Inc., Class C	406,348
14,445	[1]	CommScope Holdings Co., Inc.	519,731
6,357		Computer Sciences Corp.	385,425
1,365	[1]	Cornerstone OnDemand, Inc.	49,017
9,559	[1]	Dell Technologies, Inc.	511,980
1,027		Diebold, Inc.	23,416
311	[1]	Diodes, Inc.	7,573
17,715	[1]	eBay, Inc.	492,654
3,966	[1]	Endurance International Group Holdings, Inc.	31,530
630	[1]	Entegris, Inc.	11,309
45,724		Ericsson LM, Class B	234,345
3,463		Evertec, Inc.	63,200
16,833	[1]	Facebook, Inc.	1,993,364
2,267	[1]	Finisar Corp.	75,332
919	[1]	GOGO, Inc.	8,629
1,040	[1]	Gigamon, Inc.	55,484
154,700		GungHo Online Entertainment, Inc.	347,587
12,028	[1]	Ingram Micro, Inc., Class A	450,328
11,407		Intel Corp.	395,823
842		InterDigital, Inc.	66,686
882		International Business Machines Corp.	143,078
4,605	[1]	InvenSense, Inc.	35,182
1,355	[1]	Ixia	18,631
6,306		KLA-Tencor Corp.	503,471
2,915		Lam Research Corp.	309,048
8,064		Linear Technology Corp.	504,242
992	[1]	LinkedIn Corp.	193,678
1,015	[1]	Macom Technology Solutions Holdings, Inc.	50,567
7,594	[1]	Manhattan Associates, Inc.	397,926
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
611		Marvell Technology Group Ltd.	$8,762
1,287		Mastercard, Inc., Class A	131,531
1,445	[1]	MaxLinear, Inc.	29,521
2,258		Mentor Graphics Corp.	82,530
292	[1]	Microsemi Corp.	15,987
28,192		Microsoft Corp.	1,698,850
10,500		Mixi, Inc.	367,551
737		Monotype Imaging Holdings, Inc.	14,445
6,344	[1]	NCR Corp.	245,830
10,295		NVIDIA Corp.	949,199
717	[1]	Netgear, Inc.	38,503
6,471		Oracle Corp.	260,070
7,474	[1]	PayPal Holdings, Inc.	293,579
277	[1]	Perficient, Inc.	4,986
1,739		Progress Software Corp.	51,422
1,082		Qualcomm, Inc.	73,717
2,124		SAP SE	177,779
55,910		STMicroelectronics N.V.	570,282
24,868		Sage Group PLC (The)	204,162
5,045	[1]	Salesforce.com, Inc.	363,240
925		Science Applications International Corp.	76,377
2,304	[1]	Semtech Corp.	64,742
166	[1]	Sykes Enterprises, Inc.	4,678
34,428		Symantec Corp.	839,699
7,793	[1]	Synopsys, Inc.	471,321
2,515		Syntel, Inc.	48,791
7,300		TDK Corp.	501,921
4,845		TE Connectivity Ltd.	327,716
4,459		Texas Instruments, Inc.	329,654
3,063	[1]	TiVo Corp.	62,026
4,900		Tokyo Electron Ltd.	456,598
3,461		Travelport Worldwide Ltd.	48,454
12,295	[1]	Trimble Navigation Ltd.	346,596
872	[1]	Ubiquiti Networks, Inc.	48,797
883	[1]	Universal Display Corp.	48,256
5,744	[1]	VMware, Inc., Class A	466,068
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
6,498	[1]	Vantiv, Inc.	$366,682
1,268	[1]	Verint Systems, Inc.	47,613
7,981		Viavi Solutions, Inc.	62,651
2,757		Visa, Inc., Class A	213,171
4,137		Vishay Intertechnology, Inc.	62,676
3,161	[1]	Web.com Group, Inc.	50,418
585	[1]	WebMd Health Corp.	31,204
56,700		Yahoo Japan Corp.	207,781
8,844	[1]	Yahoo, Inc.	362,781
152,998	[1]	Zynga, Inc.	437,574
		TOTAL	29,722,849
		Materials—2.5%
4,885	[1]	AK Steel Holding Corp.	44,600
2,773		Air Products & Chemicals, Inc.	400,588
28,000		Asahi Kasei Corp.	252,957
6,459		Avery Dennison Corp.	465,436
1,478		BASF SE	126,580
4,406		Barrick Gold Corp.	66,092
2,042	[1]	Boise Cascade Co.	46,558
4,861		Cabot Corp.	247,571
559		Chemours Co. (The)	13,818
1,279	[1]	Chemtura Corp.	42,143
811	[1]	Cliffs Natural Resources, Inc.	7,145
1,747	[1]	Coeur Mining, Inc.	16,859
3,335		Commercial Metals Corp.	73,403
3,665	[2,3]	Covestro AG	235,152
8,393	[1]	Crown Holdings, Inc.	456,495
12		Dow Chemical Co.	669
937		EMS-Chemie Holdings AG	480,619
3,707		Eagle Materials, Inc.	360,320
5,107		Ferroglobe PLC	58,271
123,701		Fortescue Metals Group Ltd.	540,798
17		Givaudan SA	30,383
241,586		Glencore Xstrata PLC	854,852
41		Graphic Packaging Holding Co.	515
1,163		Greif, Inc., Class A	59,743
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
2,594	[1]	Headwaters, Inc.	$61,478
2,146		James Hardie Industries PLC	33,040
1,437		Koninklijke DSM NV	86,846
31,300		Kuraray Co. Ltd.	449,425
1,940		Martin Marietta Materials	425,733
13,846		Mondi PLC	284,013
410		Newmarket Corp.	171,548
1,829		Newmont Mining Corp.	59,333
1,808		Rio Tinto PLC	68,163
6,580		Sealed Air Corp.	300,048
3,093		Sherwin-Williams Co.	830,996
8,700		Shin-Etsu Chemical Co. Ltd.	660,954
105		Sika AG	509,457
1,499	[1]	Summit Materials, Inc., Class A	35,631
20,715		Teck Resources Ltd.	524,467
882		Trinseo SA	51,641
14,970		UPM - Kymmene Oyj	341,681
732	[1]	US Concrete, Inc.	41,614
8,346		Umicore	501,955
1,795		Voest-alpine Stahl	68,151
1,461		Vulcan Materials Co.	183,575
82		Yara International ASA	3,039
		TOTAL	10,574,355
		Real Estate—2.1%
1,405		Alexander and Baldwin, Inc.	61,918
9,100		Ascendas Real Estate Investment Trust	14,892
16,258		Brixmor Property Group, Inc.	395,882
748		CBL & Associates Properties, Inc.	8,871
329		Colony Starwood Homes	10,051
289		Coresite Realty Corp., REIT	20,383
1,587		Cousins Properties, Inc.	12,553
3,204		Crown Castle International Corp.	267,406
4,766		Deutsche Wohnen AG	146,690
2,217		DiamondRock Hospitality Co.	23,478
17,148		Duke Realty Corp.	436,074
3,071		Federal Realty Investment Trust	431,230
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
1,067		FelCor Lodging Trust, Inc.	$7,746
8,903		Forest City Realty Trust, Inc., Class A	164,616
599		Four Corners Property Trust, Inc.	11,489
10,308		General Growth Properties, Inc.	261,205
32,782		General Property Trust Group	117,244
587		Geo Group, Inc.	19,524
1,508		Global Net Lease, Inc.	11,461
1,988	[1]	HFF, Inc.	57,652
9,182		Healthcare Trust of America, Inc.	259,667
1,042		Hersha Hospitality Trust	21,017
3,000		Hysan Development Co. Ltd.	13,214
2,933		InfraREIT, Inc.	50,272
63,510		Intu Properties PLC	213,837
1,127	[1]	iStar Financial, Inc.	13,772
48		Japan Prime Realty Investment Corp.	195,356
41		Japan Retail Fund Investment Corp.	83,572
2,671		Kennedy-Wilson Holdings, Inc.	57,026
750		LaSalle Hotel Properties	21,053
47,922		LendLease Group	482,428
47,500		Link REIT	326,644
2,020	[1]	Marcus & Millichap Co., Inc.	55,449
301,973		Mirvac Group	457,536
3,000		Mitsubishi Estate Co. Ltd.	61,472
23,000		NTT Urban Development	200,589
191		National Storage Affiliates Trust	3,931
1,005		New Senior Investment Group, Inc.	10,191
20,000		New World Development Co. Ltd.	22,241
437		New York REIT, Inc.	4,213
28		Nippon Building Fund, Inc.	155,290
9,900		Nomura Real Estate Holdings, Inc.	162,771
21,334	[1]	NorthStar Realty Finance Corp.	322,997
1,264		Pebblebrook Hotel Trust	36,353
1,485		Potlatch Corp.	60,996
5,749		ProLogis, Inc.	292,624
2,570		Public Storage	537,901
1,314		RLJ Lodging Trust	29,946
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
15,598		Rayonier, Inc.	$413,503
1,214		Re/Max Holdings, Inc.	59,486
179		Ryman Hospitality Properties, Inc.	10,543
409		Sabra Health Care REIT, Inc.	9,051
86,369		Scentre Group	270,245
36,677		Segro PLC	191,821
218		Seritage Growth Properties - A REIT	10,386
4,453		Smart Real Estate Investment Trust	103,162
2,989	[1]	St. Joe Co.	62,171
7,000		Sumitomo Realty & Development Co. Ltd.	197,495
708		Summit Hotel Properties, Inc.	10,068
1,868		Sunstone Hotel Investors, Inc.	27,161
15,100		Suntec Real Estate Investment	17,801
9,700		Tokyu Fudosan Holdings Corp.	56,487
265		Urban Edge Properties	7,179
17,394		Vereit, Inc.	144,196
4,139		Ventas, Inc.	250,078
2,636	[1]	Washington Prime Group, Inc.	26,413
6,285		Westfield Corp.	42,445
1,018		Xenia Hotels & Resorts, Inc.	17,815
		TOTAL	8,560,229
		Telecommunication Services—2.2%
26,942		AT&T, Inc.	1,040,769
8,143		BCE, Inc.	350,926
395		Cogent Communications Holdings, Inc.	14,793
50,648		Deutsche Telekom AG	797,329
21,098	[1]	Globalstar, Inc.	16,667
315,095		HKT Trust and HKT Ltd.	410,017
15,159		Inmarsat PLC	134,483
15,800		KDDI Corp.	413,904
25,600		NTT Docomo, Inc.	590,299
12,500		Nippon Telegraph and Telephone Corp.	502,996
24,456		Orange SA	355,895
13,153		Rogers Communications, Inc., Class B	508,182
4,268	[1]	SBA Communications, Corp.	422,361
308		Shenandoah Telecommunications Co.	8,639
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
182,200		StarHub Ltd.	$365,395
12,782	[1]	T-Mobile USA, Inc.	692,912
45,806		Telefonica SA	381,258
45,806	[1]	Telefonica SA	15,248
106,336		Telia Co. AB	398,634
105,627		Telstra Corp. Ltd.	394,217
14,567		Verizon Communications	726,893
250,526		Vodafone Group PLC	605,872
3,596	[1]	Vonage Holdings Corp.	23,698
245		Windstream Holdings, Inc.	1,815
		TOTAL	9,173,202
		Utilities—2.3%
1,305		American States Water Co.	55,332
1,949		Atlantica Yield PLC	35,316
6,133		Atmos Energy Corp.	436,179
975		Black Hills Corp.	57,281
9,210		CMS Energy Corp.	370,426
4,636		DTE Energy Co.	431,565
6,071		E.On SE	39,852
35,312		Electricite De France	374,067
17,952		Enagas SA	441,507
78,566		Enel S.p.A	316,468
40,323		Engie	496,806
56		Fortis, Inc.	1,669
303,500	[2,3]	HK Electric Investments Ltd.	266,727
8,946		Hawaiian Electric Industries, Inc.	275,537
107,071		Iberdrola SA	643,166
866		Idacorp, Inc.	65,946
21,288	[1]	Italgas SpA	76,170
582		Nextera Energy, Inc.	66,482
2,973		NRG Yield, Inc.	45,636
41,048		National Grid PLC	467,169
97		New Jersey Resources Corp.	3,342
1,010		ONE Gas, Inc.	60,610
15,191		PPL Corp.	508,291
47,000		Power Assets Holdings Ltd.	449,797
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
9,135		Public Service Enterprises Group, Inc.	$377,367
24,970		Red Electrica Corp., SA	443,804
16,043		SSE PLC	296,077
29,471		Suez	410,570
2,864		Sempra Energy	285,827
7,742		Severn Trent	211,607
12,142		Southern Co.	568,488
96,218		Terna S.p.A	416,523
11,600	[1]	Tokyo Electric Power Co. Holdings, Inc.	43,712
19,300		United Utilities PLC	212,965
916		WGL Holdings, Inc.	66,465
8,002		Westar Energy, Inc.	455,794
		TOTAL	9,774,540
		TOTAL COMMON STOCKS (IDENTIFIED COST $201,168,780)	221,915,423
		ASSET-BACKED SECURITIES—0.4%
$150,000		American Express Credit Account Master Trust 2014-1, Class A, 0.878%, 12/15/2021	150,408
220,265		AmeriCredit Automobile Receivables Trust 2015-1, Class A3, 1.260%, 11/08/2019	220,068
300,000	[2,3]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.448%, 06/15/2028	301,377
144,638		Navient Student Loan Trust 2014-1, Class A2, 0.834%, 03/27/2023	144,517
265,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.146%, 09/27/2021	265,336
171,000	[2,3]	PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	170,153
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	161,115
175,000	[2,3]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	174,852
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,585,848)	1,587,826
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
		Financials—0.2%
157,862		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	157,041
580,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	594,756
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $758,413)	751,797
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
$250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	$249,743
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	216,567
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 09/10/2058	210,080
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	453,535
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	298,992
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	53,610
400,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	417,837
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	102,225
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,053,173)	2,002,589
		CORPORATE BONDS—7.1%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	318,027
50,000		RPM International, Inc., 6.500%, 02/15/2018	52,620
285,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/01/2045	273,149
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,476
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	240,077
		TOTAL	900,349
		Basic Industry - Metals & Mining—0.1%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	100,744
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	311,971
		TOTAL	412,715
		Basic Industry - Paper—0.0%
150,000	[1,4,6]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	184,864
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	65,979
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	79,801
		TOTAL	330,644
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	131,625
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$185,000		Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	$188,700
		TOTAL	320,325
		Capital Goods - Diversified Manufacturing—0.2%
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	39,570
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	99,719
200,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	199,818
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	110,491
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	261,131
40,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	38,394
		TOTAL	749,123
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	120,112
		Communications - Cable & Satellite—0.1%
200,000	[2,3]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 4.908%, 07/23/2025	208,843
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	22,581
		TOTAL	231,424
		Communications - Media & Entertainment—0.2%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	108,114
310,000	[2,3]	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	309,584
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	21,001
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	69,664
350,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	348,342
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	200,525
		TOTAL	1,057,230
		Communications - Telecom Wireless—0.0%
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	174,897
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	296,798
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	209,770
		TOTAL	506,568
		Consumer Cyclical - Automotive—0.2%
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	276,115
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	68,120
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$200,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	$201,825
265,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	262,083
		TOTAL	808,143
		Consumer Cyclical - Retailers—0.3%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	103,447
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	294,931
122,210	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	132,317
200,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	189,505
110,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	113,265
140,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	139,412
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	277,045
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	113,088
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	51,499
		TOTAL	1,414,509
		Consumer Cyclical - Services—0.1%
250,000		Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	257,377
250,000		Visa, Inc., Sr. Unsecd. Note, 1.200%, 12/14/2017	250,303
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	130,142
		TOTAL	637,822
		Consumer Non-Cyclical - Food/Beverage—0.2%
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	197,370
250,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	255,022
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	123,024
150,000		PepsiCo, Inc., 2.750%, 4/30/2025	147,172
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	73,621
		TOTAL	796,209
		Consumer Non-Cyclical - Health Care—0.0%
50,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	50,184
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
175,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	176,866
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	90,839
		TOTAL	267,705
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	281,325
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.1%
$24,000		Altria Group, Inc., 9.250%, 08/06/2019	$28,493
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	237,143
		TOTAL	265,636
		Energy - Independent—0.2%
100,000		Apache Corp., 4.250%, 01/15/2044	92,515
375,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	368,496
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	209,380
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	27,004
		TOTAL	697,395
		Energy - Integrated—0.2%
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	130,988
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	157,513
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	103,880
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,000
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	88,530
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	140,895
85,000		Shell International Financial, Sr. Unsecd. Note, 4.000%, 05/10/2046	78,853
		TOTAL	743,659
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	315,161
350,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	314,622
230,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	231,331
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	91,595
100,000		Williams Partners LP, 4.900%, 1/15/2045	87,493
		TOTAL	1,040,202
		Energy - Oil Field Services—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	140,668
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	100,750
250,000	[2,3]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	259,395
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	74,750
		TOTAL	575,563
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	206,757
25,000		Valero Energy Corp., 9.375%, 03/15/2019	28,902
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Refining—continued
$100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	$111,383
		TOTAL	347,042
		Financial Institution - Banking—1.2%
350,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	346,403
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	337,705
250,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	247,515
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	107,061
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	352,129
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	299,933
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	180,339
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	299,924
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	245,114
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	152,016
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	237,005
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	334,125
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	398,431
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,649
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	59,882
100,000		J.P. Morgan Chase & Co., 6.750%, 01/29/2049	107,625
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,953
300,000		Morgan Stanley, Sr. Unsecd. Note, 1.874%, 01/27/2020	303,383
60,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.850%, 4/12/2017	527,862
162,039	[2,4,7]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	73,983
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	81,424
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	233,227
50,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.117%, 10/31/2023	50,111
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	43,239
		TOTAL	5,074,038
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	142,021
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	108,097
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	241,204
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$70,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	$70,878
		TOTAL	562,200
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	213,150
		Financial Institution - Insurance - Health—0.1%
315,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	308,965
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	56,648
		TOTAL	365,613
		Financial Institution - Insurance - Life—0.3%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	124,994
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	373,659
325,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	318,278
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,625
100,000	[2,3]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	99,456
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	206,413
		TOTAL	1,138,425
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	76,463
140,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	138,732
300,000	[2,3]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	358,000
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	45,054
		TOTAL	618,249
		Financial Institution - REIT - Apartment—0.2%
220,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	223,028
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	301,711
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	132,358
		TOTAL	657,097
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	103,891
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	300,769
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.1%
$100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	$103,133
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	161,318
		TOTAL	264,451
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	30,490
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	63,589
		Municipal Services—0.1%
138,677	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	152,381
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	107,163
		TOTAL	259,544
		Sovereign—0.1%
255,000	[2,3]	Australia, Government of, Sr. Unsecd. Note, 4.000%, 06/21/2019	197,237
30,000,000		KfW, 2.050%, 02/16/2026	313,999
		TOTAL	511,236
		Technology—0.6%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	299,554
100,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 08/04/2046	93,902
50,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	51,462
270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	277,294
320,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	335,664
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	122,713
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	101,958
210,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	227,513
150,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	154,368
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	296,252
380,000	[2,3]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	373,812
70,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	74,455
		TOTAL	2,408,947
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	139,370
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	$57,980
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	123,928
		TOTAL	321,278
		Transportation - Services—0.2%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	78,078
62,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	63,274
100,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	100,363
335,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	338,570
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,981
		TOTAL	681,266
		Utility - Electric—0.6%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	130,961
300,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.500%, 12/01/2045	313,517
120,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	111,427
190,000	[2,3]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.750%, 06/15/2046	187,484
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	268,108
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	294,615
9,511	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	9,664
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	102,981
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	297,913
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	147,643
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	201,588
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	395,118
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	44,418
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	129,695
		TOTAL	2,635,132
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	201,848
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	$304,364
	TOTAL	506,212
	TOTAL CORPORATE BONDS (IDENTIFIED COST $29,745,023)	29,444,358
	MORTGAGE-BACKED SECURITIES—0.0%
2,352	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,721
1,530	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,809
2,792	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	3,169
2,193	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	2,498
1,212	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,384
2,648	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	3,016
3,828	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	3,949
664	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	686
3,385	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	3,888
2,705	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	3,077
9,315	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	10,504
2,579	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	2,628
3,212	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	3,277
6,103	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	6,924
10,411	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	11,627
5,538	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	5,717
969	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,138
417	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	485
4,062	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	4,727
1,460	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	1,535
59	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	64
9,301	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	10,562
3,935	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	4,467
3,448	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	3,889
7,076	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	7,826
8,812	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	10,268
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$4,451		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	$5,204
11,119		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	12,844
17,507		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	20,599
484		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	539
2,217		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,614
1,721		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,940
363		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	429
200		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	230
5,276		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	6,135
3,731		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	4,279
519		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	588
4,796		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	5,530
3,896		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	4,458
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $157,593)	177,224
		FOREIGN GOVERNMENTS/AGENCIES—9.3%
		Sovereign—9.3%
150,000		Australia, Government of, Series 137, 2.750%, 04/21/2024	112,474
700,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.75%, 11/21/2027	514,732
690,000		Belgium, Government of, Series 68, 2.25%, 6/22/2023	841,655
680,000	[2,3]	Belgium, Government of, Series 74, 0.8%, 6/22/2025	742,693
200,000		Canada, Government of, Bond, 3.25%, 6/01/2021	163,616
480,000		Canada, Government of, Series WL43, 5.750%, 06/01/2029	516,398
1,136,000		France, Government of, 0.5%, 05/25/2025	1,205,971
840,000		France, Government of, 3.25%, 10/25/2021	1,043,098
700,000		France, Government of, Bond, 4.500%, 04/25/2041	1,202,114
1,670,000		Germany, Government of, 1.75%, 2/15/2024	2,012,121
Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$760,000		Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	$868,802
600,000		Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	688,127
650,000		Italy, Government of, 2.150%, 12/15/2021	730,521
200,000		Italy, Government of, 2.500%, 5/01/2019	222,822
1,000,000		Italy, Government of, 3.750%, 5/01/2021	1,196,040
220,000		Italy, Government of, 4.250%, 3/01/2020	261,403
2,200,000		Italy, Government of, 4.500%, 5/01/2023	2,788,210
58,000	[2,3]	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	64,213
270,000,000		Japan, Government of, Series 313, 1.3%, 3/20/2021	2,502,607
170,000,000		Japan, Government of, Series 65, 1.9%, 12/20/2023	1,691,233
170,000,000		Japan, Government of, Series 87, 2.2%, 3/20/2026	1,789,766
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.1%, 12/20/2029	2,707,684
225,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.3%, 06/20/2035	2,286,423
100,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.7%, 9/20/2044	1,132,783
50,000,000		Japan, Government of, Sr. Unsecd. Note, Series 94, 2.1%, 3/20/2027	529,653
30,000		Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	35,205
850,000	[2,3]	Netherlands, Government of, 1.75%, 7/15/2023	1,011,062
1,235,000		Spain, Government of, 2.75%, 4/30/2019	1,406,232
510,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	546,761
880,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	1,034,329
400,000	[2,3]	Spain, Government of, Sr. Unsub., 4.0%, 4/30/2020	482,571
4,600,000		Sweden, Government of, Series 1059, 1.0%, 11/12/2026	521,212
1,410,000		United Kingdom, Government of, 1.75%, 9/07/2022	1,857,429
1,670,000		United Kingdom, Government of, 2.75%, 9/07/2024	2,339,721
380,000		United Kingdom, Government of, 3.25%, 1/22/2044	594,415
700,000		United Kingdom, Government of, 4.25%, 12/07/2027	1,115,469
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $40,586,748)	38,759,565
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	108,446
		U.S. TREASURY—2.5%
1,030,870		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,039,971
1,018,650		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,024,101
770,000		United States Treasury Bond, 2.500%, 5/15/2046	686,634
Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	U.S. TREASURY—continued
$3,000	United States Treasury Bond, 3.000%, 11/15/2045	$2,972
5,450,000	United States Treasury Note, 0.750%, 2/28/2018	5,435,284
500,000	United States Treasury Note, 0.750%, 7/31/2018	497,407
750,000	United States Treasury Note, 0.750%, 8/31/2018	745,690
600,000	United States Treasury Note, 0.875%, 5/31/2018	598,702
200,000	United States Treasury Note, 0.875%, 9/15/2019	197,385
100,000	United States Treasury Note, 1.000%, 10/15/2019	98,916
	TOTAL U.S. TREASURY (IDENTIFIED COST $10,338,568)	10,327,062
	EXCHANGE-TRADED FUND—6.4%
620,112	iShares Core MSCI Emerging Markets ETF (IDENTIFIED COST $28,549,491)	26,832,246
	PURCHASED CALL OPTION—0.0%
5,000,000	Bank of America Merrill Lynch USD CALL/JPY Put (Call-Option) Strike Price: $111.00; Expiration Date:12/15/2016 (IDENTIFIED COST $35,500)	161,960
	WARRANT—0.0%
5,107	Ferroglobe PLC, NIP (IDENTIFIED COST $45,725)	0
	INVESTMENT COMPANIES—18.6%[5]
3,909,381	Emerging Markets Core Fund	38,663,775
328,747	Federated Bank Loan Core Fund	3,320,343
2,515,694	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.56%[8]	2,515,945
2,299,720	Federated Mortgage Core Portfolio	22,606,248
477,719	Federated Project and Trade Finance Core Fund	4,442,789
965,365	High Yield Bond Portfolio	6,023,879
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $78,464,614)	77,572,979
	TOTAL INVESTMENTS—98.2% (IDENTIFIED COST $393,533,751)[9]	409,641,475
	OTHER ASSETS AND LIABILITIES - NET—1.8%[10]	7,132,866
	TOTAL NET ASSETS—100%	$416,774,341
Annual Shareholder Report

At November 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CAC 40 10-Year Euro Short Futures	67	$3,249,414	December 2016	$(34,170)
1CBOE SPX Volatility Index Short Futures	66	$1,074,150	January 2017	$(5,214)
1FTSE 100 Index Short Futures	102	$8,654,710	December 2016	$41,052
1FTSE JSE Top 40 Short Futures	311	$9,682,699	December 2016	$97,705
1FTSE/MIB Index Short Futures	26	$2,332,899	December 2016	$(61,099)
[1]Hang Seng Index Short Futures	37	$5,443,267	December 2016	$(14,260)
[1]Japan 10-Year Bond Short Futures	14	$18,424,370	December 2016	$108,119
1MSCI Taiwan Index Short Futures	15	$517,650	December 2016	$(3,102)
[1]Mini MSCI Emerging Market Short Futures	336	$14,498,400	December 2016	$(318,800)
1MSCI Singapore IX ETS Short Futures	70	$1,576,691	December 2016	$9,083
1OMXS 30 Index Short Futures	183	$2,932,667	December 2016	$12,699
1SPI 200 Short Futures	265	$26,623,519	December 2016	$377,381
1S&P/TSX 60 IX Short Futures	96	$12,680,890	December 2016	$(173,024)
1S&P 500 E-Mini Short Futures	9	$989,460	December 2016	$597
[1]United States Treasury Notes 10-Year Short Futures	67	$8,342,547	March 2017	$25,618
[1]Amsterdam Index Long Futures	135	$13,078,916	December 2016	$(6,081)
[1]Australia 10-Year Bond Long Futures	168	$15,985,455	December 2016	$24,698
[1]Canada 10-Year Bond Long Futures	37	$3,825,326	March 2017	$(10,264)
1DAX Index Long Futures	44	$12,401,566	December 2016	$(44,260)
[1]Euro BTP Long Futures	24	$3,442,307	December 2016	$(43,770)
[1]Euro Bund Long Futures	17	$2,901,890	December 2016	$(5,251)
1IBEX 35 Index Long Futures	104	$9,562,405	December 2016	$29,997
1KOSPI2 Index Long Futures	248	$26,957,444	December 2016	$260,904
[1]Long GILT Short Futures	83	$12,809,844	March 2017	$(2,193)
[1]Swiss Market Index Long Futures	352	$27,275,066	December 2016	$(4,161)
1TOPIX Index Long Futures	107	$13,785,936	December 2016	$139,262
[1]United States Treasury Notes 2-Year Long Futures	137	$29,703,312	March 2017	$(10,187)
[1]United States Treasury Notes 10-Year Long Futures	89	$11,081,891	March 2017	$(25,936)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$365,343
Annual Shareholder Report

At November 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/1/2016	JPMorgan Chase	$900,000 AUD	$662,337	$2,268
12/1/2016	JPMorgan Chase	3,900,000 AUD	$2,870,127	$9,827
12/1/2016	JPMorgan Chase	9,123,000 CAD	$6,740,545	$50,939
12/1/2016	JPMorgan Chase	10,957,000 CAD	$8,194,291	$(37,513)
12/1/2016	JPMorgan Chase	10,000 CHF	$9,922	$(86)
12/1/2016	JPMorgan Chase	4,235,113 CHF	$4,238,516	$(72,967)
12/1/2016	JPMorgan Chase	9,000,000 CHF	$8,914,768	$(62,599)
12/1/2016	JPMorgan Chase	22,706,000 CHF	$22,675,044	$(342,006)
12/1/2016	JPMorgan Chase	8,770,500 EUR	$9,328,734	$(33,322)
12/1/2016	JPMorgan Chase	15,439,000 EUR	$16,421,677	$(58,657)
12/1/2016	JPMorgan Chase	1,308,500 GBP	$1,631,149	$6,046
12/1/2016	JPMorgan Chase	2,150,958 GBP	$2,681,340	$9,938
12/1/2016	JPMorgan Chase	104,980,000 JPY	$947,898	$(30,281)
12/1/2016	JPMorgan Chase	797,812,000 JPY	$7,203,701	$(230,124)
12/1/2016	JPMorgan Chase	101,414,000 MXN	$4,950,105	$(21,353)
12/1/2016	JPMorgan Chase	61,418,576 NOK	$7,208,826	$5,262
12/1/2016	JPMorgan Chase	7,204,000 NZD	$5,286,134	$(184,259)
12/1/2016	JPMorgan Chase	6,110,000 SEK	$666,021	$(3,532)
12/1/2016	JPMorgan Chase	18,159,800 SEK	$2,000,079	$(31,067)
12/1/2016	JPMorgan Chase	23,773,218 SEK	$2,591,176	$(13,518)
12/1/2016	JPMorgan Chase	1,272,229 SGD	$918,000	$(30,409)
12/1/2016	JPMorgan Chase	9,555,000 TRY	$3,000,288	$(219,196)
12/8/2016	JPMorgan Chase	3,700,000 AUD	$2,708,845	$22,912
12/8/2016	JPMorgan Chase	10,596,000 CAD	$7,916,579	$(28,249)
12/8/2016	JPMorgan Chase	8,477,500 EUR	$8,971,195	$15,425
12/8/2016	JPMorgan Chase	15,732,000 EUR	$16,679,677	$(2,885)
12/8/2016	JPMorgan Chase	6,920,000 GBP	$8,616,815	$42,138
12/8/2016	JPMorgan Chase	608,455,000 JPY	$5,491,007	$(171,639)
12/8/2016	JPMorgan Chase	101,414,000 MXN	$4,930,509	$(5,481)
12/8/2016	JPMorgan Chase	129,700,000 MXN	$6,284,003	$14,695
12/8/2016	JPMorgan Chase	61,418,576 NOK	$7,157,572	$56,631
12/8/2016	JPMorgan Chase	9,000,000 NZD	$6,307,513	$64,746
12/8/2016	JPMorgan Chase	9,205,000 NZD	$6,486,808	$30,598
12/8/2016	JPMorgan Chase	6,110,000 SEK	$662,159	$487
12/8/2016	JPMorgan Chase	104,536,000 SEK	$11,300,603	$36,613
12/8/2016	JPMorgan Chase	1,310,000 SGD	$918,889	$(4,919)
12/8/2016	JPMorgan Chase	17,281,000 TRY	$5,046,707	$(24,387)
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
12/9/2016	Citibank N.A.	2,308,774 AUD	1,600,000 EUR	$8,401
12/9/2016	Credit Agricole CIB	265,000 AUD	1,619,932 NOK	$5,370
12/9/2016	Barclays Bank PLC	265,000 AUD	1,632,130 NOK	$3,937
12/9/2016	Credit Agricole CIB	285,000 AUD	1,742,191 NOK	$5,775
12/9/2016	Barclays Bank PLC	285,000 AUD	1,755,309 NOK	$4,234
12/9/2016	Morgan Stanley	570,000 AUD	3,629,361 NOK	$(5,479)
12/9/2016	Barclays Bank PLC	1,100,000 AUD	6,774,878 NOK	$16,342
12/9/2016	Bank of America N.A.	400,000 AUD	$305,900	$(10,584)
12/9/2016	JPMorgan Chase	1,900,000 AUD	$1,451,787	$(49,036)
12/9/2016	JPMorgan Chase	2,300,000 AUD	$1,773,684	$(75,617)
12/9/2016	Morgan Stanley	2,600,000 AUD	$1,993,680	$(74,126)
12/9/2016	Bank of America N.A.	3,400,000 AUD	$2,600,150	$(89,964)
12/9/2016	JPMorgan Chase	1,399,253 CAD	1,459,459 NZD	$8,408
12/9/2016	JPMorgan Chase	1,717,423 CAD	1,800,000 NZD	$4,174
12/9/2016	JPMorgan Chase	1,717,676 CAD	1,800,000 NZD	$4,362
12/9/2016	Goldman Sachs	2,293,536 CAD	2,400,000 NZD	$8,274
12/9/2016	JPMorgan Chase	2,349,961 CAD	2,500,000 NZD	$(20,519)
12/9/2016	JPMorgan Chase	3,437,355 CAD	3,600,000 NZD	$10,216
12/9/2016	Citibank N.A.	3,438,972 CAD	3,600,000 NZD	$11,420
12/9/2016	JPMorgan Chase	1,935,011 DKK	260,000 EUR	$76
12/9/2016	BNP Paribas SA	1,200,000 EUR	1,021,269 GBP	$(5,816)
12/9/2016	Citibank N.A.	2,500,000 EUR	297,101,250 JPY	$52,764
12/9/2016	JPMorgan Chase	2,400,000 EUR	3,683,456 NZD	$(63,672)
12/9/2016	JPMorgan Chase	2,425,000 EUR	23,535,534 SEK	$18,123
12/9/2016	JPMorgan Chase	2,425,000 EUR	23,811,521 SEK	$(11,810)
12/9/2016	JPMorgan Chase	696,605 EUR	$785,779	$(47,316)
12/9/2016	JPMorgan Chase	1,400,000 EUR	$1,531,508	$(47,382)
12/9/2016	JPMorgan Chase	1,500,000 EUR	$1,685,312	$(95,177)
12/9/2016	JPMorgan Chase	2,000,000 EUR	$2,177,511	$(57,332)
12/9/2016	Barclays Bank PLC	2,400,000 EUR	$2,688,300	$(144,085)
12/9/2016	Goldman Sachs	4,900,000 EUR	$5,434,482	$(240,043)
12/9/2016	Citibank N.A.	6,300,000 EUR	$6,952,742	$(274,177)
12/9/2016	JPMorgan Chase	1,060,000 GBP	$1,402,441	$(76,052)
12/9/2016	JPMorgan Chase	19,858,463 JPY	$186,549	$(12,933)
12/9/2016	JPMorgan Chase	23,804,896 JPY	$223,622	$(15,503)
12/9/2016	JPMorgan Chase	25,605,293 JPY	$240,534	$(16,676)
12/9/2016	JPMorgan Chase	28,119,166 JPY	$263,451	$(17,614)
12/9/2016	JPMorgan Chase	33,707,233 JPY	$315,806	$(21,115)
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
12/9/2016	JPMorgan Chase	36,256,556 JPY	$339,691	$(22,711)
12/9/2016	JPMorgan Chase	43,213,260 JPY	$405,943	$(28,143)
12/9/2016	JPMorgan Chase	61,189,069 JPY	$573,286	$(38,329)
12/9/2016	JPMorgan Chase	121,241,250 JPY	$1,181,818	$(121,845)
12/9/2016	JPMorgan Chase	146,561,234 JPY	$1,418,182	$(136,844)
12/9/2016	JPMorgan Chase	187,122,492 JPY	$1,800,000	$(164,049)
12/9/2016	Bank of America N.A.	206,130,000 JPY	$2,000,000	$(197,872)
12/9/2016	JPMorgan Chase	208,678,005 JPY	$1,910,000	$(85,596)
12/9/2016	Bank of America N.A.	237,387,189 JPY	$2,319,775	$(244,375)
12/9/2016	JPMorgan Chase	238,539,578 JPY	$2,300,000	$(214,526)
12/9/2016	Bank of America N.A.	252,335,300 JPY	$2,450,000	$(243,914)
12/9/2016	JPMorgan Chase	257,454,967 JPY	$2,450,000	$(199,155)
12/9/2016	JPMorgan Chase	263,249,976 JPY	$2,400,000	$(98,491)
12/9/2016	JPMorgan Chase	3,600,000 NZD	$2,606,548	$(57,747)
12/15/2016	JPMorgan Chase	5,130,000 AUD	$3,819,371	$(32,486)
12/15/2016	Goldman Sachs	23,810,000 CHF	$23,473,160	$(34,540)
12/15/2016	Citibank N.A.	1,424,013,300 KRW	$1,251,000	$(32,918)
12/15/2016	Citibank N.A.	2,063,334,000 KRW	$1,820,000	$(55,052)
12/15/2016	Citibank N.A.	8,584,019,200 KRW	$7,328,000	$14,655
12/15/2016	JPMorgan Chase	16,470,000 NZD	$11,680,695	$(22,023)
12/15/2016	JPMorgan Chase	92,971,000 SEK	$10,087,421	$509
12/15/2016	JPMorgan Chase	19,588,500 SGD	$13,703,963	$(37,159)
12/19/2016	Bank of America N.A.	114,084,000 JPY	$1,000,000	$(1,893)
12/19/2016	Bank of America N.A.	166,498,500 JPY	$1,500,000	$(43,325)
12/19/2016	JPMorgan Chase	169,236,465 JPY	$1,500,000	$(19,371)
12/19/2016	Bank of America N.A.	170,962,500 JPY	$1,500,000	$(4,270)
1/4/2017	JPMorgan Chase	1,906,000 AUD	$1,407,446	$(1,137)
1/4/2017	JPMorgan Chase	1,906,000 NZD	$1,344,796	$3,604
Contracts Sold:
12/1/2016	JPMorgan Chase	900,000 AUD	$679,946	$15,341
12/1/2016	JPMorgan Chase	3,900,000 AUD	$3,003,073	$123,118
12/1/2016	JPMorgan Chase	1,473,000 CAD	$1,100,471	$3,918
12/1/2016	JPMorgan Chase	9,123,000 CAD	$6,815,750	$24,266
12/1/2016	JPMorgan Chase	9,484,000 CAD	$7,024,535	$(35,690)
12/1/2016	JPMorgan Chase	10,000 CHF	$9,914	$78
12/1/2016	JPMorgan Chase	4,235,113 CHF	$4,353,000	$187,451
12/1/2016	JPMorgan Chase	9,000,000 CHF	$8,922,773	$70,605
12/1/2016	JPMorgan Chase	22,706,000 CHF	$22,511,166	$178,128
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
12/1/2016	JPMorgan Chase	8,770,500 EUR	$9,697,632	$402,220
12/1/2016	JPMorgan Chase	15,439,000 EUR	$16,584,615	$221,596
12/1/2016	JPMorgan Chase	1,308,500 GBP	$1,623,567	$(13,627)
12/1/2016	JPMorgan Chase	2,150,958 GBP	$2,685,000	$(6,278)
12/1/2016	JPMorgan Chase	104,980,000 JPY	$1,003,590	$85,972
12/1/2016	JPMorgan Chase	797,812,000 JPY	$7,349,013	$375,437
12/1/2016	JPMorgan Chase	101,414,000 MXN	$4,933,487	$4,735
12/1/2016	JPMorgan Chase	12,620,052 NOK	$1,500,000	$17,677
12/1/2016	JPMorgan Chase	17,216,000 NOK	$2,036,793	$14,641
12/1/2016	JPMorgan Chase	31,582,524 NOK	$3,871,000	$161,388
12/1/2016	JPMorgan Chase	1,906,000 NZD	$1,345,144	$(4,685)
12/1/2016	JPMorgan Chase	5,298,000 NZD	$3,752,102	$57
12/1/2016	JPMorgan Chase	6,110,000 SEK	$661,965	$(524)
12/1/2016	JPMorgan Chase	41,933,018 SEK	$4,682,000	$135,331
12/1/2016	JPMorgan Chase	1,272,229 SGD	$892,316	$4,725
12/1/2016	JPMorgan Chase	1,523,500 TRY	$462,113	$18,680
12/1/2016	JPMorgan Chase	8,031,500 TRY	$2,372,576	$34,916
12/8/2016	JPMorgan Chase	3,700,000 AUD	$2,755,236	$23,479
12/8/2016	JPMorgan Chase	10,596,000 CAD	$7,873,264	$(15,067)
12/8/2016	JPMorgan Chase	24,209,500 EUR	$25,756,477	$93,066
12/8/2016	JPMorgan Chase	6,920,000 GBP	$8,655,530	$(3,424)
12/8/2016	JPMorgan Chase	608,455,000 JPY	$5,379,845	$60,476
12/8/2016	JPMorgan Chase	101,414,000 MXN	$4,945,314	$20,286
12/8/2016	JPMorgan Chase	129,700,000 MXN	$6,269,878	$(28,820)
12/8/2016	JPMorgan Chase	61,418,576 NOK	$7,208,801	$(5,402)
12/8/2016	JPMorgan Chase	9,000,000 NZD	$6,384,461	$12,202
12/8/2016	JPMorgan Chase	9,205,000 NZD	$6,529,885	$12,480
12/8/2016	JPMorgan Chase	6,110,000 SEK	$662,732	$85
12/8/2016	JPMorgan Chase	104,536,000 SEK	$11,338,676	$1,460
12/8/2016	JPMorgan Chase	1,310,000 SGD	$916,443	$2,473
12/8/2016	JPMorgan Chase	17,281,000 TRY	$5,094,475	$72,155
12/9/2016	JPMorgan Chase	2,276,615 AUD	1,600,000 EUR	$15,342
12/9/2016	Barclays Bank PLC	530,000 AUD	3,270,180 NOK	$(7,179)
12/9/2016	Credit Agricole CIB	570,000 AUD	3,515,960 NOK	$(7,841)
12/9/2016	Barclays Bank PLC	570,000 AUD	3,520,098 NOK	$(7,355)
12/9/2016	Credit Agricole CIB	1,100,000 AUD	6,709,230 NOK	$(24,053)
12/9/2016	Bank of America N.A.	2,300,000 AUD	1,760,489	$62,422
12/9/2016	Bank of America N.A.	3,400,000 AUD	2,600,456	$90,270
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
12/9/2016	Morgan Stanley	4,900,000 AUD	3,755,434	$137,813
12/9/2016	JPMorgan Chase	1,120,505 CAD	1,200,000 NZD	$15,415
12/9/2016	JPMorgan Chase	1,144,171 CAD	1,200,000 NZD	$(2,204)
12/9/2016	JPMorgan Chase	1,387,183 CAD	1,459,459 NZD	$578
12/9/2016	JPMorgan Chase	1,397,277 CAD	1,459,459 NZD	$(6,937)
12/9/2016	JPMorgan Chase	1,731,950 CAD	1,800,000 NZD	$(14,989)
12/9/2016	JPMorgan Chase	1,731,950 CAD	1,800,000 NZD	$(14,989)
12/9/2016	JPMorgan Chase	2,048,740 CAD	2,140,541 NZD	$(9,728)
12/9/2016	JPMorgan Chase	2,362,256 CAD	2,500,000 NZD	$11,366
12/9/2016	JPMorgan Chase	3,431,342 CAD	3,600,000 NZD	$(5,739)
12/9/2016	BNP Paribas SA	1,200,000 EUR	1,026,318 GBP	$12,134
12/9/2016	BNP Paribas SA	2,400,000 EUR	2,099,736 GBP	$83,204
12/9/2016	Citibank N.A.	2,500,000 EUR	299,062,703 JPY	$(35,616)
12/9/2016	JPMorgan Chase	2,400,000 EUR	3,659,336 NZD	$46,596
12/9/2016	JPMorgan Chase	4,850,000 EUR	46,201,023 SEK	$(130,609)
12/9/2016	JPMorgan Chase	553,605 EUR	$605,410	$18,540
12/9/2016	JPMorgan Chase	900,000 EUR	$984,221	$30,140
12/9/2016	JPMorgan Chase	1,400,000 EUR	$1,533,808	$49,682
12/9/2016	Barclays Bank PLC	1,500,000 EUR	$1,677,000	$86,865
12/9/2016	JPMorgan Chase	1,500,000 EUR	$1,683,980	$93,846
12/9/2016	JPMorgan Chase	2,000,000 EUR	$2,187,158	$66,978
12/9/2016	Goldman Sachs	4,900,000 EUR	$5,419,890	$225,450
12/9/2016	Citibank N.A.	6,300,000 EUR	$6,927,791	$249,225
12/9/2016	Citibank N.A.	670,000 GBP	$814,021	$(24,356)
12/9/2016	JPMorgan Chase	1,300,000 GBP	$1,733,742	$107,039
12/9/2016	JPMorgan Chase	45,511,978 JPY	$450,000	$52,104
12/9/2016	JPMorgan Chase	57,493,576 JPY	$539,428	$36,780
12/9/2016	JPMorgan Chase	75,734,623 JPY	$710,572	$48,449
12/9/2016	JPMorgan Chase	235,873,832 JPY	$2,300,000	$237,832
12/9/2016	JPMorgan Chase	256,832,904 JPY	$2,400,000	$154,593
12/9/2016	Bank of America N.A.	261,050,400 JPY	$2,600,000	$317,721
12/9/2016	JPMorgan Chase	281,107,066 JPY	$2,779,228	$321,600
12/9/2016	Bank of America N.A.	505,239,000 JPY	$4,900,000	$482,859
12/9/2016	Bank of America N.A.	510,418,300 JPY	$4,900,000	$437,578
12/9/2016	JPMorgan Chase	3,600,000 NZD	$2,620,138	$71,337
12/15/2016	JPMorgan Chase	4,462,000 CAD	$3,314,894	$(7,200)
12/15/2016	JPMorgan Chase	11,409,000 EUR	$12,076,638	$(22,602)
12/15/2016	JPMorgan Chase	86,420,000 JPY	$764,289	$8,426
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
12/15/2016	Citibank N.A.	1,151,886,000 KRW	$982,000	$(3,308)
12/15/2016	Citibank N.A.	1,691,781,600 KRW	$1,488,000	$40,873
12/15/2016	Citibank N.A.	1,872,465,000 KRW	$1,700,000	$98,318
12/15/2016	Citibank N.A.	4,239,795,000 KRW	$3,794,000	$167,336
12/15/2016	Citibank N.A.	4,256,000,000 KRW	$3,605,863	$(34,663)
12/15/2016	Citibank N.A.	5,391,759,600 KRW	$4,572,000	$(40,039)
12/15/2016	JPMorgan Chase	108,100,000 MXN	$5,250,717	$5,276
12/15/2016	JPMorgan Chase	44,877,500 NOK	$5,229,977	$(41,541)
12/15/2016	JPMorgan Chase	11,842,000 TRY	$3,452,963	$16,686
12/19/2016	JPMorgan Chase	168,561,630 JPY	$1,500,000	$25,275
1/4/2017	JPMorgan Chase	1,906,000 AUD	$1,419,313	$13,003
1/4/2017	JPMorgan Chase	1,906,000 NZD	$1,351,425	$3,025
2/28/2017	JPMorgan Chase	152,550 AUD	$112,394	$(18)
2/28/2017	JPMorgan Chase	700,730 CAD	$519,011	$(3,202)
2/28/2017	Citibank N.A.	219,800 EUR	$233,081	$(922)
2/28/2017	Citibank N.A.	735,389 EUR	$782,284	$(625)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,092,107
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $10,052,639, which represented 2.41% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2016, these liquid restricted securities amounted to $9,978,656, which represented 2.39% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings and company.
6	Issuer in default.
7	Partial payment received at last payment date.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $396,401,390.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$125,371,707	$—	$1,332	$125,373,039
International	6,583,877	89,958,507	—	96,542,384
Debt Securities:
Asset-backed Securities	—	1,587,826	—	1,587,826
Commercial Mortgage-backed Securities	—	751,797	—	751,797
Collateralized Mortgage Obligations	—	2,002,589	—	2,002,589
Corporate Bonds	—	29,370,375	73,983	29,444,358
Mortgage-backed Securities	—	177,224	—	177,224
Foreign Governments/agencies	—	38,759,565	—	38,759,565
Municipal Bonds	—	108,446	—	108,446
U.S. Treasury	—	10,327,062	—	10,327,062
Exchange-Traded Funds	26,832,246	—	—	26,832,246
Purchased Call Options	—	161,960	—	161,960
Warrant	—	0	—	0
Investment Companies[1]	2,515,945	—	—	77,572,979
TOTAL SECURITIES	$161,303,775	$173,205,351	$75,315	$409,641,475
Other Financial Instruments[2]
Assets	$1,127,115	6,869,587	—	$7,996,702
Liabilities	(761,772)	(5,777,480)	—	(6,539,252)
TOTAL OTHER FINANCIAL INSTRUMENTS	$365,343	$1,092,107	$—	$1,457,450
Annual Shareholder Report

1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $75,057,034 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro Currency
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Wan
MBIA	—National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.87	$20.29	$21.47	$18.68	$16.98
Income From Investment Operations:
Net investment income	0.29[1]	0.27[1]	0.18[1]	0.17[1]	0.18[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.38)	(0.80)	1.10	3.07	1.74
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	(0.53)	1.28	3.24	1.92
Less Distributions:
Distributions from net investment income	(0.29)	(0.17)	(0.12)	(0.16)	(0.22)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.30)	(1.89)	(2.46)	(0.45)	(0.22)
Redemption Fees	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$17.49	$17.87	$20.29	$21.47	$18.68
Total Return[3]	(0.68)%	(2.80)%	6.53%	17.73%	11.38%
Ratios to Average Net Assets:
Net expenses	1.14%	1.16%	1.14%	1.17%	1.22%
Net investment income	1.65%	1.45%	0.93%	0.88%	1.01%
Expense waiver/reimbursement[4]	0.17%	0.13%	0.10%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,443	$187,183	$196,067	$193,678	$185,414
Portfolio turnover	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.43	$19.86	$21.17	$18.46	$16.78
Income From Investment Operations:
Net investment income	0.14[1]	0.12[1]	0.02[1]	0.01[1]	0.03[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.36)	(0.78)	1.07	3.04	1.72
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	(0.66)	1.09	3.05	1.75
Less Distributions:
Distributions from net investment income	(0.15)	(0.05)	(0.06)	(0.05)	(0.07)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.16)	(1.77)	(2.40)	(0.34)	(0.07)
Redemption Fees	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$17.06	$17.43	$19.86	$21.17	$18.46
Total Return[3]	(1.46)%	(3.59)%	5.67%	16.82%	10.39%
Ratios to Average Net Assets:
Net expenses	1.95%	1.97%	1.95%	1.99%	2.05%
Net investment income	0.85%	0.64%	0.12%	0.06%	0.19%
Expense waiver/reimbursement[4]	0.18%	0.12%	0.10%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,037	$21,384	$26,163	$30,675	$28,853
Portfolio turnover	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.37	$19.80	$21.11	$18.40	$16.72
Income From Investment Operations:
Net investment income	0.15[1]	0.13[1]	0.03[1]	0.02[1]	0.04[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.35)	(0.78)	1.07	3.03	1.71
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(0.65)	1.10	3.05	1.75
Less Distributions:
Distributions from net investment income	(0.16)	(0.06)	(0.07)	(0.05)	(0.07)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.17)	(1.78)	(2.41)	(0.34)	(0.07)
Redemption Fees	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$17.00	$17.37	$19.80	$21.11	$18.40
Total Return[3]	(1.44)%	(3.55)%	5.70%	16.89%	10.51%
Ratios to Average Net Assets:
Net expenses	1.89%	1.91%	1.89%	1.95%	1.98%
Net investment income	0.91%	0.70%	0.17%	0.10%	0.24%
Expense waiver/reimbursement[4]	0.20%	0.15%	0.13%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,845	$89,640	$81,703	$71,450	$60,315
Portfolio turnover	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.74	$20.16	$21.40	$18.62	$16.92
Income From Investment Operations:
Net investment income	0.21[1]	0.19[1]	0.10[1]	0.09[1]	0.11[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.36)	(0.80)	1.08	3.07	1.73
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	(0.61)	1.18	3.16	1.84
Less Distributions:
Distributions from net investment income	(0.20)	(0.09)	(0.08)	(0.09)	(0.14)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.21)	(1.81)	(2.42)	(0.38)	(0.14)
Redemption Fees	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$17.38	$17.74	$20.16	$21.40	$18.62
Total Return[3]	(1.12)%	(3.26)%	6.06%	17.29%	10.90%
Ratios to Average Net Assets:
Net expenses	1.56%	1.59%	1.57%	1.57%	1.65%
Net investment income	1.24%	1.02%	0.50%	0.48%	0.58%
Expense waiver/reimbursement[4]	0.18%	0.14%	0.09%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,430	$59,229	$67,588	$67,769	$62,627
Portfolio turnover	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.98	$20.40	$21.54	$18.74	$17.04
Income From Investment Operations:
Net investment income	0.34[1]	0.32[1]	0.24[1]	0.23[1]	0.24[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.37)	(0.80)	1.10	3.08	1.74
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	(0.48)	1.34	3.31	1.98
Less Distributions:
Distributions from net investment income	(0.33)	(0.22)	(0.14)	(0.22)	(0.28)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.34)	(1.94)	(2.48)	(0.51)	(0.28)
Redemption Fees	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$17.61	$17.98	$20.40	$21.54	$18.74
Total Return[3]	(0.37)%	(2.51)%	6.85%	18.07%	11.69%
Ratios to Average Net Assets:
Net expenses	0.85%	0.87%	0.85%	0.89%	0.94%
Net investment income	1.95%	1.74%	1.21%	1.16%	1.29%
Expense waiver/reimbursement[4]	0.20%	0.14%	0.12%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$91,167	$115,108	$62,451	$48,353	$35,929
Portfolio turnover	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended November 30	2016[1]
Net Asset Value, Beginning of Period	$16.97
Income From Investment Operations:
Net investment income	0.11[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.56
TOTAL FROM INVESTMENT OPERATIONS	0.67
Less Distributions:
Distributions from net investment income	(0.13)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—
TOTAL DISTRIBUTIONS	(0.13)
Net Asset Value, End of Period	$17.51
Total Return[3]	3.94%
Ratios to Average Net Assets:
Net expenses	0.84%[4]
Net investment income	1.48%[4]
Expense waiver/reimbursement[5]	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,853
Portfolio turnover[6]	105%
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2016
Assets:
Total investment in securities, at value including $77,572,979 of investment in affiliated holdings (Note 5) (identified cost $393,533,751)		$409,641,475
Cash denominated in foreign currencies (identified cost $2,561,443)		2,429,594
Restricted cash (Note 2)		13,998,058
Income receivable		1,224,972
Receivable for investments sold		1,647,410
Receivable for shares sold		536,313
Unrealized appreciation on foreign exchange contracts		6,869,587
Receivable for daily variation margin on futures contracts		177,618
TOTAL ASSETS		436,525,027
Liabilities:
Payable for investments purchased	$1,023,828
Payable for shares redeemed	10,231,584
Unrealized depreciation on foreign exchange contracts	5,777,480
Bank overdraft	2,289,802
Payable to adviser (Note 5)	5,745
Payable for administrative fees (Note 5)	909
Payable for distribution services fee (Note 5)	82,499
Payable for other service fees (Notes 2 and 5)	54,134
Accrued expenses (Note 5)	284,705
TOTAL LIABILITIES		19,750,686
Net assets for 23,970,914 shares outstanding		$416,774,341
Net Assets Consist of:
Paid-in capital		$421,966,021
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		17,421,743
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(24,539,218)
Undistributed net investment income		1,925,795
TOTAL NET ASSETS		$416,774,341
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($169,442,828 ÷ 9,685,760 shares outstanding), no par value, unlimited shares authorized	$17.49
Offering price per share (100/94.50 of $17.49)	$18.51
Redemption proceeds per share	$17.49
Class B Shares:
Net asset value per share ($16,037,174 ÷ 940,260 shares outstanding), no par value, unlimited shares authorized	$17.06
Offering price per share	$17.06
Redemption proceeds per share (94.50/100 of $17.06)	$16.12
Class C Shares:
Net asset value per share ($82,845,057 ÷ 4,873,300 shares outstanding), no par value, unlimited shares authorized	$17.00
Offering price per share	$17.00
Redemption proceeds per share (99.00/100 of $17.00)	$16.83
Class R Shares:
Net asset value per share ($52,429,501 ÷ 3,016,127 shares outstanding), no par value, unlimited shares authorized	$17.38
Offering price per share	$17.38
Redemption proceeds per share	$17.38
Institutional Shares:
Net asset value per share ($91,166,942 ÷ 5,178,262 shares outstanding), no par value, unlimited shares authorized	$17.61
Offering price per share	$17.61
Redemption proceeds per share	$17.61
Class R6 Shares:
Net asset value per share ($4,852,839 ÷ 277,205 shares outstanding), no par value, unlimited shares authorized	$17.51
Offering price per share	$17.51
Redemption proceeds per share	$17.51
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2016
Investment Income:
Dividends (including $2,518,409 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $345,275)		$9,243,521
Interest		1,712,852
Investment income allocated from affiliated partnership (Note 5)		1,547,934
TOTAL INCOME		12,504,307
Expenses:
Investment adviser fee (Note 5)	$3,060,640
Administrative fee (Note 5)	349,574
Custodian fees	250,105
Transfer agent fee (Note 2)	749,417
Directors'/Trustees' fees (Note 5)	12,024
Auditing fees	36,546
Legal fees	15,240
Portfolio accounting fees	175,418
Distribution services fee (Note 5)	1,062,981
Other service fees (Notes 2 and 5)	701,861
Share registration costs	104,902
Printing and postage	45,387
Miscellaneous (Note 5)	52,170
EXPENSES BEFORE ALLOCATION	6,616,265
Expenses allocated from affiliated partnership (Note 2)	17,579
TOTAL EXPENSES	6,633,844
Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(666,239)
Reimbursement of other operating expenses (Notes 2 and 5)	(159,013)
TOTAL WAIVER AND REIMBURSEMENTS		$(825,252)
Net expenses			$5,808,592
Net investment income			6,695,715
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(1,536,645) on sales of investments in affiliated company (Note 5))			(11,023,841)
Net realized loss on futures contracts			(6,576,182)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(971,332)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			10,190,052
Net change in unrealized appreciation of futures contracts			(1,288,129)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(9,669,432)
Change in net assets resulting from operations			(2,973,717)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	6,695,715	5,706,892
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	(18,571,355)	1,645,019
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	8,901,923	(22,356,491)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,973,717)	(15,004,580)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,974,140)	(1,712,110)
Class B Shares	(166,132)	(59,916)
Class C Shares	(848,140)	(245,024)
Class R Shares	(650,652)	(294,064)
Institutional Shares	(2,108,995)	(930,301)
Class R6 Shares	(12,378)	—
Distributions from net realized gain on investments, investments including allocation from affiliated partnership, futures contracts and foreign currency transactions
Class A Shares	(61,424)	(16,482,726)
Class B Shares	(7,046)	(2,242,453)
Class C Shares	(30,958)	(7,164,821)
Class R Shares	(19,376)	(5,737,474)
Institutional Shares	(37,846)	(5,179,616)
Class R6 Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,917,087)	(40,048,505)
Share Transactions:
Proceeds from sale of shares	104,578,274	173,670,988
Net asset value of shares issued to shareholders in payment of distributions declared	6,476,003	37,916,243
Cost of shares redeemed	(156,933,274)	(117,963,371)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(45,878,997)	93,623,860
Change in net assets	(55,769,801)	38,570,775
Net Assets:
Beginning of period	472,544,142	433,973,367
End of period (including undistributed net investment income of $1,925,795 and $1,303,598, respectively)	$416,774,341	$472,544,142
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2016
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Class R6 Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
The Fund commenced offering Class R6 Shares on June 29, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage backed securities (paydown gain and losses) are classified as part of investment income. The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and
Annual Shareholder Report

unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $825,252 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$247,139	$(34,270)
Class B Shares	38,675	(6,458)
Class C Shares	145,005	(41,633)
Class R Shares	171,790	(16,516)
Institutional Shares	146,109	(60,136)
Class R6 Shares	699	—
TOTAL	$749,417	$(159,013)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$438,969
Class B Shares	45,132
Class C Shares	217,760
TOTAL	$701,861
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $117,343,207 and $105,554,594, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Annual Shareholder Report

Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,736,660 and $3,868,686, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Annual Shareholder Report

At November 30, 2016, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the fiscal period was $11,559 and $12,458, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$157,264	$73,983
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$59,286*	—	$—
Equity contracts	Receivable for daily variation margin on futures contracts	306,057*	—	—
Annual Shareholder Report

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$6,869,587	Unrealized depreciation on foreign exchange contracts	$5,777,480
Foreign exchange contracts	Total investments in securities, at value	161,960	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,396,890		$5,777,480
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Purchased Options[1]	Total
Interest rate contracts	$(1,066,257)	$—	$—	$(1,066,257)
Foreign exchange contracts	—	(3,873,538)	(284,839)	(4,158,377)
Equity contracts	(5,509,925)	—	—	(5,509,925)
TOTAL	$(6,576,182)	$(3,873,538)	$(284,839)	$(10,734,559)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[2]	Purchased Options[2]	Total
Interest rate contracts	$ 158,780	$—	$—	$ 158,780
Foreign exchange contracts	—	1,208,982	126,460	1,335,442
Equity contracts	(1,446,909)	—	—	(1,446,909)
TOTAL	$(1,288,129)	$1,208,982	$126,460	$47,313
1	The net realized gain (loss) on Foreign Exchange Contracts and Purchased Options is found within the net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts and Purchased Options is found within the Net Change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2016, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$6,869,587	$(5,668,631)	$—	$1,200,956
TOTAL	$6,869,587	$(5,668,631)	$—	$1,200,956

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$5,777,480	$(5,668,631)	$—	$108,849
TOTAL	$5,777,480	$(5,668,631)	$-	$108,849
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2016		2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,493,146	$25,748,895	2,138,430	$39,609,988
Shares issued to shareholders in payment of distributions declared	164,300	2,842,977	931,229	17,079,639
Shares redeemed	(2,446,367)	(42,394,903)	(2,257,896)	(41,553,323)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(788,921)	$(13,803,031)	811,763	$15,136,304
Annual Shareholder Report

Year Ended November 30	2016		2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	78,698	$1,325,465	166,063	$3,010,179
Shares issued to shareholders in payment of distributions declared	9,736	164,083	121,434	2,179,856
Shares redeemed	(375,205)	(6,312,592)	(377,949)	(6,851,605)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(286,771)	$(4,823,044)	(90,452)	$(1,661,570)

Year Ended November 30	2016		2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,291,187	$21,626,173	2,094,560	$37,590,508
Shares issued to shareholders in payment of distributions declared	48,235	810,230	386,550	6,915,927
Shares redeemed	(1,625,405)	(27,285,886)	(1,447,890)	(25,984,851)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(285,983)	$(4,849,483)	1,033,220	$18,521,584

Year Ended November 30	2016		2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	753,777	$12,891,329	807,794	$14,882,182
Shares issued to shareholders in payment of distributions declared	38,455	659,433	327,830	5,976,139
Shares redeemed	(1,114,237)	(19,098,340)	(1,150,660)	(21,202,613)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(322,005)	$(5,547,578)	(15,036)	$(344,292)

	Period Ended 11/30/2016[1]		Year Ended 11/30/2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	304,757	$5,404,548	—	$—
Shares issued to shareholders in payment of distributions declared	695	12,377	—	—
Shares redeemed	(28,247)	(494,409)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	277,205	$4,922,516	—	$—
Annual Shareholder Report

Year Ended November 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,180,465	$37,581,864	4,247,690	$78,578,131
Shares issued to shareholders in payment of distributions declared	114,230	1,986,903	313,172	5,764,682
Shares redeemed	(3,520,051)	(61,347,144)	(1,219,122)	(22,370,979)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,225,356)	$(21,778,377)	3,341,740	$61,971,834
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,631,831)	$(45,878,997)	5,081,235	$93,623,860
1	Reflects operations for the period from June 29, 2016 (commencement of operations) to November 30, 2016.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership income reclassifications, passive foreign investment company gains and losses, discount accretion/premium amortization on debt securities.
For the year ended November 30, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$ (67)	$686,919	$(686,852)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$6,760,437	$10,734,944
Long-Term capital gains	$156,650	$29,313,561
1	For tax purposes, short-term capital gain distributions are considered as ordinary income distributions.
As of November 30, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,022,951
Net unrealized appreciation	$13,790,836
Capital loss carryforwards	$(21,005,467)
Annual Shareholder Report

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for passive foreign investment company gains and losses, the deferral of losses on wash sales, partnership adjustments, non-taxable dividends, defaulted bond interest and discount accretion/premium amortization on debt securities.
At November 30, 2016, the cost of investments for federal tax purposes was $396,401,390. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $13,240,085. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,777,437 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,537,352.
At November 30, 2016, the Fund had a capital loss carryforward of $21,005,467 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$5,688,033	$11,920,389	$17,608,422
2018	3,397,045	NA	3,397,045
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, the Adviser voluntarily waived $658,999 of its fee and voluntarily reimbursed $159,013 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2016, the Sub-Adviser earned a fee of $414,487.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$135,397
Class C Shares	$653,279
Class R Shares	$274,305
TOTAL	$1,062,981
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2016, FSC retained $236,546 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2016, FSC retained $36,761 in sales charges from the sale of Class A Shares. FSC also retained $1,455, $35,464 and $12,496 relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2016, FSSC received $87,408 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding line of credit expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended November 30, 2016 were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2016	Value	Dividend Income	Capital Gain Distributions
Dyax Corp., CVR	—	1,200	—	1,200	$1,332	$—	$—
Annual Shareholder Report

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2016, the Adviser reimbursed $7,240. Transactions involving the affiliated holdings during the year ended November 30, 2016 were as follows:
	Emer- ging Markets Fixed Income Core Fund	Emer- ging Markets Core Fund	Federated Bank Loan Core Fund	Federated Mort- gage Core Portfolio	Federated Institu- tional Prime Value Obliga- tions Fund, Institu- tional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affili- ated Trans- actions
Balance of Shares Held 11/30/ 2015	1,324,502	—	334,858	1,919,615	—	1,526,203	2,220,152	7,325,330
Pur- chases/ Add- itions	59,452	5,117,419	197,728	1,022,943	26,538,657	21,035	156,368	33,113,602
Sales/ Re- duc- tions	(1,383,954)	(1,208,038)	(203,839)	(642,838)	(24,022,963)	(1,069,519)	(1,411,155)	(29,942,306)
Balance of Shares Held 11/30/ 2016	—	3,909,381	328,747	2,299,720	2,515,694	477,719	965,365	10,496,626
Value	$—	$38,663,775	$3,320,343	$22,606,248	$2,515,945	$4,442,789	$6,023,879	$77,572,979
Dividend Income/ Allo- cated Invest- ment Income	$1,547,934	$1,036,205	$140,968	$621,957	$24,310	$196,116	$498,853	$4,066,343
Allo- cated Net Real- ized Gain (Loss)	$(971,332)	$—	$—	$—	$—	$—	$—	$(971,332)
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2016, were as follows:
Purchases	$407,522,981
Sales	$447,686,424
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 31, 2016, the Fund had no outstanding loans. During the year ended November 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2016, there were no outstanding loans. During the year ended November 30, 2016, the program was not utilized.
9. Regulatory updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2016, the amount of long-term capital gains designated by the Fund was $156,650.
For the fiscal year ended November 30, 2016, 87.53% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2016, 34.31% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GLOBAL ALLOCATION FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Global Allocation Fund (the “Fund”), as of November 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Global Allocation Fund as of November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 25, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2016	Ending Account Value 11/30/2016	Expenses Paid During Period[1,2]
Actual:
Class A Shares	$1,000	$1,014.30	$5.79
Class B Shares	$1,000	$1,010.20	$9.85
Class C Shares	$1,000	$1,010.30	$9.55
Class R Shares	$1,000	$1,012.00	$7.75
Institutional Shares	$1,000	$1,015.90	$4.33
Class R6 Shares	$1,000	$1,039.40	$3.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.25	$5.81
Class B Shares	$1,000	$1,015.20	$9.87
Class C Shares	$1,000	$1,015.50	$9.57
Class R Shares	$1,000	$1,017.30	$7.77
Institutional Shares	$1,000	$1,020.70	$4.34
Class R6 Shares	$1,000	$1,020.80	$4.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.96%
Class C Shares	1.90%
Class R Shares	1.54%
Institutional Shares	0.86%
Class R6 Shares	0.84%
2	“Actual” expense information for the Fund's Class R6 Shares is for the period from June 29, 2016 (date of initial investment) to November 30, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.84%, multiplied by 155/366 (to reflect the period from initial investment to November 30, 2016). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect thefull half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Global Allocation Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
Annual Shareholder Report

and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc., and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions as well as, systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any
Annual Shareholder Report

economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $32,270

Fiscal year ended 2015 - $31,180

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $4,275

Fiscal year ended 2015 - $0

Fiscal year ended 2016- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016– 0%

Fiscal year ended 2015- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016– 0%

Fiscal year ended 2015– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016– 0%

Fiscal year ended 2015– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016- $9,382

Fiscal year ended 2015- $0

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, KPMG LLP (“KPMG”), the registrant’s independent public accountant, informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2017